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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08759

                        Laudus Variable Insurance Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

              Jana D. Thompson, Laudus VIT, 101 Montgomery Street,
                        San Francisco, California 94104
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415)627-7000

Date of fiscal year end:   December 31, 2005

Date of reporting period:   September 30, 2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12-12-14 of Regulation S-X [17 CFR 210.12-12-12-14]. The
schedules need not be audited.

LAUDUS VARIABLE INSURANCE TRUST (VIT)
LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

STATEMENT OF PORTFOLIO INVESTMENTS as of 9/30/05 (Unaudited)(a)

This document contains the Statement of Portfolio Investments(a) and the Statement of Securities Sold Short as of 9/30/05. For more information about the securities, please refer to the Fund's semiannual or annual shareholder report.

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK -- 94.0%
             AGRICULTURE, FOOD & BEVERAGE -- 1.4%
     2,222   Andersons, Inc. ................  $     65,060
       440   Cagle's, Inc., Class A *........         4,572
       240   Chiquita Brands International,
               Inc. .........................         6,708
    20,379   Gold Kist, Inc. *...............       398,409
       200   Hain Celestial Group, Inc. *....         3,880
       600   Hansen Natural Corp. *..........        28,248
       800   J & J Snack Foods Corp. ........        46,240
     9,030   Lance, Inc. ....................       157,664
     3,700   National Beverage Corp. *.......        28,712
     4,218   Penford Corp. ..................        56,395
    19,960   PepsiAmericas, Inc. ............       453,691
     6,360   Pilgrim's Pride Corp. ..........       231,504
       457   Ralcorp Holdings, Inc. .........        19,157
       200   Seaboard Corp. .................       274,600
       300   Seneca Foods Corp., Class B *...         5,550
     2,420   Tasty Baking Co. ...............        21,006
       800   Zapata Corp. *..................         5,720
                                               ------------
                                                  1,807,116
                                               ------------
             AIRLINES -- 0.5%
     1,250   Air Methods Corp. *.............        14,150
     3,370   AirNet Systems, Inc. *..........        16,008
     5,800   Alaska Air Group, Inc. *........       168,548
     5,583   MAIR Holdings, Inc. *...........        32,549
         9   Mesa Air Group, Inc. *..........            74
     5,639   Republic Airways Holdings,
               Inc. *........................        80,694
    13,200   SkyWest, Inc. ..................       354,024
                                               ------------
                                                    666,047
                                               ------------
             AUTOS -- 1.4%
     3,270   Aftermarket Technology
               Corp. *.......................        60,135
     4,500   Autoliv, Inc. ..................       195,750
     3,485   BorgWarner, Inc. ...............       196,763
       780   Commercial Vehicle Group,
               Inc. *........................        16,333
    15,240   Oshkosh Truck Corp. ............       657,759
       580   R&B, Inc. *.....................         5,945
     1,970   Sequa Corp., Class A *..........       116,230
     5,791   Spartan Motors, Inc. ...........        62,948
        45   Strattec Security Corp. *.......         2,333
     1,600   Supreme Industries, Inc., Class
               A.............................        15,024
     3,329   Sypris Solutions, Inc. .........        35,753
    17,409   TRW Automotive Holdings
               Corp. *.......................       510,781
                                               ------------
                                                  1,875,754
                                               ------------
             BANKS & CREDIT INSTITUTIONS -- 3.7%
        40   1st Independence Financial
               Group, Inc....................           780
       900   1st Source Corp. ...............        20,835
     1,100   ABC Bancorp.....................        21,109
     6,744   Accredited Home Lenders Holding
               Co.*..........................       237,119
       440   Advanta Corp., Class A..........        11,466

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, BANKS & CREDIT
               INSTITUTIONS continued
        80   Ameriana Bancorp................  $      1,120
       820   AmericanWest Bancorp *..........        18,958
        10   BancFirst Corp. ................           850
    11,500   Bank of Hawaii Corp. ...........       566,029
     2,500   Banner Corp. ...................        66,600
         5   Bar Harbor Bankshares...........           135
     3,980   Beverly Hills Bancorp, Inc. ....        40,835
       200   BNCCORP, Inc. *.................         2,650
       300   BOE Financial Services of
               Virginia, Inc. ...............         9,152
       700   Britton & Koontz Capital
               Corp. ........................        14,287
       170   Brunswick Bancorp *.............         2,064
       247   C&F Financial Corp. ............         9,663
     1,600   Camden National Corp. ..........        60,272
       100   Capital Crossing Bank *.........         3,474
     2,600   Capitol Bancorp Ltd. ...........        84,240
       500   Carver Bancorp, Inc. ...........         8,295
       400   Cascade Financial Corp. ........         7,300
       100   Central Bancorp, Inc. ..........         2,804
     1,300   Central Pacific Financial
               Corp. ........................        45,734
       200   Centrue Financial Corp. *.......         5,233
       770   CFS Bancorp, Inc. ..............        10,318
     1,100   Citizens First Bancorp, Inc. ...        23,474
       219   Citizens South Banking Corp. ...         2,770
        10   Codorus Valley Bancorp, Inc. ...           182
     6,100   Collegiate Funding Services *...        90,341
       400   Columbia Bancorp................         8,480
       200   Community Bankshares, Inc. .....         3,400
     1,636   Community Capital Corp. ........        39,264
       210   Community Central Bank Corp. ...         3,024
       600   Community Financial Corp. ......        12,711
        10   Community Shores Bank Corp. *...           157
       836   Community West Bancshares.......        10,366
     5,538   CompuCredit Corp. *.............       245,997
       630   Consumer Portfolio Services,
               Inc. *........................         3,150
     3,300   Corus Bankshares, Inc. .........       180,939
       500   Cowlitz Bancorp *...............         6,695
     2,400   Dollar Financial Corp. *........        28,776
       100   EFC Bancorp, Inc. ..............         3,330
        17   Farmers Capital Bank Corp. .....           527
     2,130   Federal Agricultural Mortgage
               Corp., Class C................        51,844
     2,200   Fidelity Southern Corp. ........        38,280
       200   First Bancorp of Indiana,
               Inc. .........................         4,500
        20   First BancTrust Corp. ..........           258
       100   First Citizens BancShares, Inc.,
               Class A.......................        17,065
     1,476   First Defiance Financial
               Corp. ........................        40,487
       320   First Federal Bancshares of
               Arkansas, Inc. ...............         7,549
       330   First Federal Bancshares,
               Inc. .........................         6,811
       700   First Federal Bankshares,
               Inc. .........................        13,615

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund(a)

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, BANKS & CREDIT
               INSTITUTIONS continued
        12   First Financial Corp. ..........  $        324
       200   First Franklin Corp. ...........         3,340
       500   First Keystone Financial,
               Inc. .........................        11,000
       300   First M&F Corp. ................        10,575
     1,600   First Mariner Bancorp *.........        26,992
       420   First Merchants Corp. ..........        10,849
    14,470   First Niagara Financial Group,
               Inc. .........................       208,947
     3,700   First Place Financial Corp. ....        82,029
       300   First South Bancorp, Inc. ......         9,993
       100   First West Virginia Bancorp,
               Inc. .........................         1,830
       840   FirstBank NW Corp. .............        23,310
       100   FirstFed Bancorp, Inc. .........         1,090
     6,670   FirstFed Financial Corp. *......       358,912
        90   Flag Financial Corp. ...........         1,448
       110   FMS Financial Corp. ............         1,925
       200   FNB Corp. ......................         3,772
       100   GS Financial Corp. .............         1,585
        10   Guaranty Federal Bancshares,
               Inc. .........................           272
       410   Heartland Financial USA,
               Inc. .........................         7,966
       800   HF Financial Corp. .............        15,104
       100   HMN Financial, Inc. ............         3,169
       220   Home Federal Bancorp............         5,558
        40   Hopfed Bancorp, Inc. ...........           631
       400   Integra Bank Corp. .............         8,680
     3,000   Intervest Bancshares Corp. *....        65,850
     1,200   ITLA Capital Corp. *............        62,988
       400   Lakeland Financial Corp. .......        16,540
       500   Leesport Financial Corp. .......        11,375
       300   LSB Bancshares, Inc. ...........         5,220
         5   Macatawa Bank Corp. ............           171
       500   Matrix Bancorp, Inc. *..........         6,430
       800   Meta Financial Group, Inc. .....        15,800
     1,194   MetroCorp Bancshares, Inc. .....        28,268
       200   MutualFirst Financial, Inc. ....         4,480
       600   National Mercantile Bancorp *...         9,330
     3,260   NBC Capital Corp. ..............        81,761
       200   New Hampshire Thrift Bancshares,
               Inc. .........................         2,818
     1,299   NewMil Bancorp, Inc. ...........        37,437
       100   North Central Bancshares,
               Inc. .........................         3,770
     2,200   North Valley Bancorp............        37,620
       100   Northrim BanCorp, Inc. .........         2,504
     2,600   OceanFirst Financial Corp. .....        62,764
       100   Pamrapo Bancorp, Inc. ..........         2,113
       100   Parkvale Financial Corp. .......         2,725
        90   PennFed Financial Services,
               Inc. .........................         1,645
       630   Peoples Bancorp of North
               Carolina......................        13,372
       100   Peoples Bancorp, Inc. ..........         1,990
       600   Peoples BancTrust Co., Inc. ....        10,395
       101   Peoples Financial Corp. ........         1,793
       300   Pocahontas Bancorp, Inc. .......         3,752
     1,092   Premier Community Bankshares,
               Inc. .........................        22,239
     1,721   Provident Financial Holdings,
               Inc. .........................        48,274
       600   Pulaski Financial Corp. ........        10,620

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, BANKS & CREDIT
               INSTITUTIONS continued
       835   Renasant Corp. .................  $     26,428
     3,110   Republic Bancorp,Inc., Class A..        65,061
     2,128   Republic First Bancorp, Inc. *..        26,302
         7   River Valley Bancorp............           147
       300   Riverview Bancorp, Inc. ........         6,330
     3,100   Simmons First National Corp.,
               Class A.......................        88,412
         4   SVB Financial Group *...........           195
    27,900   TD Banknorth, Inc. .............       840,905
       200   Team Financial, Inc. ...........         3,030
       400   Timberland Bancorp, Inc. .......         9,280
     1,000   Tompkins Trustco, Inc. .........        43,250
       463   Tower Financial Corp. *.........         7,408
       410   United Bancorp, Inc. ...........         5,105
        10   United Bancshares, Inc. ........           161
     3,050   United Community Financial
               Corp. ........................        34,221
       300   United Financial Corp. .........         7,500
       140   United Security Bancshares,
               Inc. .........................         3,842
     1,680   Unity Bancorp, Inc. ............        21,874
       105   Wainwright Bank & Trust Co. ....         1,093
     2,400   Walter Industries, Inc. ........       117,408
       110   Washington Savings Bank, F.S.B..         1,002
        40   Westcorp........................         2,356
       332   World Acceptance Corp. *........         8,436
     1,300   WSFS Financial Corp. ...........        76,557
                                               ------------
                                                  4,864,962
                                               ------------
             BASIC MINERALS & METALS -- 3.5%
     4,420   A. M. Castle & Co. *............        77,350
     2,240   Aleris International, Inc. *....        61,488
    35,230   Allegheny Technologies, Inc. ...     1,091,426
    22,400   Commercial Metals Co. ..........       755,776
     7,900   Freeport-McMoRan Copper & Gold,
               Inc., Class B.................       383,861
     1,100   Harsco Corp. ...................        72,127
       200   Insteel Industries, Inc. .......         3,058
       400   L.B. Foster Co., Class A *......         5,300
    11,700   Lone Star Technologies,
               Inc. *........................       650,403
       700   Northwest Pipe Co. *............        18,123
     8,880   NS Group, Inc. *................       348,540
     2,600   Precision Castparts Corp. ......       138,060
     2,590   Quanex Corp. ...................       171,510
     3,210   Roanoke Electric Steel Corp. ...        64,296
     5,890   Ryerson Tull, Inc. .............       125,457
     9,750   Southern Peru Copper Corp. .....       545,610
     2,700   Universal Stainless & Alloy.....        45,360
                                               ------------
             Products, Inc. *................     4,557,745
                                               ------------
             BEER, LIQUOR & TOBACCO -- 0.2%
     6,500   UST, Inc. ......................       272,090
                                               ------------
             BIOTECHNOLOGY -- 0.9%
     4,490   Harvard Bioscience, Inc. *......        13,695
    15,200   Invitrogen Corp. *..............     1,143,496
                                               ------------
                                                  1,157,191
                                               ------------

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund(a)

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK continued
             CELLULAR & WIRELESS -- 0.6%
     7,122   Nextel Partners, Inc., Class
               A *...........................  $    178,762
        60   NII Holdings, Inc. *............         5,067
    11,330   Telephone & Data Systems,
               Inc. .........................       441,870
     3,380   Telephone & Data Systems, Inc.,
               Special Shares................       126,919
     2,549   USA Mobility, Inc. *............        68,772
                                               ------------
                                                    821,390
                                               ------------
             CHEMICALS & RUBBER -- 2.4%
     1,777   A. Schulman, Inc. ..............        31,897
     5,640   Arch Chemicals, Inc. ...........       131,130
     6,660   Chemtura Corp. .................        82,717
    11,619   Eastman Chemical Co. ...........       545,744
     1,800   FMC Corp. *.....................       102,996
    46,341   Hercules, Inc. *................       566,287
    18,175   Hexcel Corp. *..................       332,421
     1,096   LESCO, Inc. *...................        17,372
    36,150   PolyOne Corp. *.................       219,069
     6,610   RPM International, Inc. ........       121,624
     1,600   Scotts Miracle-Gro Co., Class
               A.............................       140,688
     9,700   Sherwin-Williams Co. ...........       427,479
     1,500   Stepan Co. .....................        37,590
    36,132   Terra Industries, Inc. *........       240,278
     3,440   Westlake Chemical Corp. ........        93,155
                                               ------------
                                                  3,090,447
                                               ------------
             COMMERCIAL AIRCRAFT & COMPONENTS -- 0.6%
    24,400   BE Aerospace, Inc. *............       404,308
     2,000   Ducommun, Inc. *................        44,000
     2,000   Ladish Co., Inc. *..............        34,880
     6,780   Triumph Group, Inc. *...........       252,013
                                               ------------
                                                    735,201
                                               ------------
             COMMUNICATIONS UTILITIES -- 0.7%
       100   Atlantic Tele-Network, Inc. ....         3,320
    12,994   CNET Networks, Inc. *...........       176,329
     6,330   CT Communications, Inc. ........        78,302
     2,500   D&E Communications, Inc. .......        22,675
    40,091   EarthLink, Inc. *...............       428,973
       800   Golden Telecom, Inc. ...........        25,256
       200   Hector Communications Corp. ....         5,818
       100   Lynch Interactive Corp. *.......         2,564
    15,000   Playboy Enterprises, Inc., Class
               A *...........................       186,000
     1,170   Valor Communications Group,
               Inc. .........................        15,947
                                               ------------
                                                    945,184
                                               ------------
             CONSTRUCTION & HOMEBUILDING -- 4.4%
    15,960   Beazer Homes USA, Inc. .........       936,374
       110   Brookfield Homes Corp. .........         6,108
     2,920   Comfort Systems USA, Inc. *.....        25,725
    10,000   D.R. Horton, Inc. ..............       362,200
     3,220   Hovnanian Enterprises, Inc.,
               Class A *.....................       164,864
    12,860   KB HOME.........................       941,353
    11,460   M.D.C. Holdings, Inc. ..........       904,079
       900   M/I Homes, Inc. ................        48,834
       710   Meadow Valley Corp. *...........         6,759

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, CONSTRUCTION &
               HOMEBUILDING continued
     5,500   Meritage Corp. *................       421,630
       650   Orleans Homebuilders, Inc. .....        16,016
     9,000   Pulte Homes, Inc. ..............       386,280
     6,546   Ryland Group, Inc. .............       447,877
     2,500   Technical Olympic USA, Inc. ....        65,400
    12,090   Toll Brothers, Inc. *...........       540,060
    10,510   WCI Communities, Inc. *.........       298,169
     1,200   William Lyon Homes, Inc. *......       186,240
                                               ------------
                                                  5,757,968
                                               ------------
             CONSTRUCTION MATERIALS -- 1.4%
       200   Ameron International Corp. .....         9,280
     1,100   Apogee Enterprises, Inc. .......        18,810
       100   Devcon International Corp. *....         1,028
     7,220   Eagle Materials, Inc. ..........       876,291
        14   Eagle Materials, Inc., Class
               B.............................         1,620
    18,300   Jarden Corp. *..................       751,581
     1,500   MDU Resources Group, Inc. ......        53,475
     1,090   Oil-Dri Corp. of America........        19,042
     3,930   Owens-Illinois, Inc. *..........        81,037
        86   Patrick Industries, Inc. *......           920
     1,200   Rock of Ages Corp. .............         6,492
       810   U.S. Concrete, Inc. *...........         6,245
       580   United States Lime & Minerals,
               Inc. *........................        19,807
       600   Vulcan Materials Co. ...........        44,526
                                               ------------
                                                  1,890,154
                                               ------------
             CONSUMER DURABLES -- 0.4%
     2,940   Coachmen Industries, Inc. ......        33,781
    13,420   Thor Industries, Inc. ..........       456,280
     3,153   Universal Electronics, Inc. *...        54,515
                                               ------------
                                                    544,576
                                               ------------
             DRUGS & PHARMACEUTICALS -- 1.8%
     9,960   Celgene Corp. *.................       541,027
     7,844   Dade Behring Holdings, Inc. ....       287,561
     1,200   E-Z-EM, Inc. *..................        16,980
    21,344   Endo Pharmaceuticals Holdings,
               Inc. *........................       569,244
        50   Immucor, Inc. *.................         1,372
       530   Inverness Medical Innovations,
               Inc. *........................        14,061
        90   Natural Alternative
               International, Inc. *.........           625
     5,191   Nature's Sunshine Products,
               Inc. .........................       120,639
     7,640   United Therapeutics Corp. *.....       533,272
       300   United-Guardian, Inc. ..........         2,460
     4,054   USANA Health Sciences, Inc. *...       193,376
     3,700   Weider Nutrition International,
               Inc. *........................        19,573
                                               ------------
                                                  2,300,190
                                               ------------
             ELECTRIC UTILITIES -- 1.0%
    20,171   Alliant Energy Corp. ...........       587,582
     1,103   CH Energy Group, Inc. ..........        52,370
     1,000   Cleco Corp. ....................        23,580
     1,120   Duquesne Light Holdings,
               Inc. .........................        19,275
     1,050   Florida Public Utilities Co. ...        16,674

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund(a)

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, ELECTRIC UTILITIES continued
     1,000   Green Mountain Power Corp. .....  $     32,930
       220   Maine & Maritimes Corp. ........         4,334
    17,100   Westar Energy, Inc. ............       412,623
     6,930   Xcel Energy, Inc. ..............       135,897
                                               ------------
                                                  1,285,265
                                               ------------
             FINANCIAL INVESTMENTS -- 1.2%
     3,810   Aaron Rents, Inc., Class A......        75,057
    22,277   American Capital Strategies
               Ltd. .........................       816,675
       762   Cherokee, Inc. .................        26,655
     5,824   Electro Rent Corp. *............        73,266
     2,380   ePlus, Inc. *...................        31,059
     2,000   G-III Apparel Group Ltd. *......        22,100
       210   Jackson Hewitt Tax Service,
               Inc. .........................         5,021
     9,200   KMG America Corp. *.............        73,600
    12,883   MCG Capital Corp. ..............       217,336
     3,400   Universal Compression Holdings,
               Inc. *........................       135,218
     2,710   Willis Lease Finance Corp. *....        27,073
                                               ------------
                                                  1,503,060
                                               ------------
             FOREST PRODUCTS & PAPER -- 0.2%
     2,020   Chesapeake Corp. ...............        37,148
     2,550   CSS Industries, Inc. ...........        82,926
       200   DSG International Ltd. *........         1,224
     7,280   Lydall, Inc. *..................        65,010
       160   Mod-Pac Corp. *.................         1,739
       800   Nashua Corp. *..................         4,960
     1,642   Packaging Dynamics Corp. .......        20,689
       300   Rock-Tenn Co., Class A..........         4,530
     1,700   Universal Forest Products,
               Inc. .........................        97,445
                                               ------------
                                                    315,671
                                               ------------
             FURNITURE & HOUSEHOLD ITEMS -- 1.9%
     1,100   A.T. Cross Co., Class A *.......         5,269
       500   Aldila, Inc. ...................        12,125
       320   American Biltrite, Inc. *.......         3,952
       300   American Locker Group, Inc. *...         1,392
       400   Atlantis Plastics, Inc., Class
               A.............................         3,996
     1,200   AZZ, Inc. *.....................        24,660
     2,653   Bassett Furniture Industries,
               Inc. .........................        49,399
     5,166   Central Garden & Pet Co. *......       233,762
       400   Channell Commercial Corp. *.....         3,780
       700   Chase Corp. ....................        10,213
       930   Chromcraft Revington, Inc. *....        12,629
     2,110   Communications Systems, Inc. ...        23,738
     1,158   Craftmade International,
               Inc. .........................        20,809
       489   Ethan Allen Interiors, Inc. ....        15,330
       544   Genlyte Group, Inc. *...........        26,156
     5,420   Griffon Corp. *.................       133,332
     2,500   HNI Corp. ......................       150,550
     5,872   JAKKS Pacific, Inc. *...........        95,303
       219   K2, Inc. *......................         2,497
     7,570   Kimball International, Inc.,
               Class B.......................        91,521
     4,760   La-Z-Boy, Inc. .................        62,784
     2,900   Lamson & Sessions Co. *.........        53,128
     4,233   LSI Industries, Inc. ...........        80,427
    10,364   Mikohn Gaming *.................       137,738
       410   Mity Enterprises, Inc. *........         7,003
     5,250   Movado Group, Inc. .............        98,280

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, FURNITURE & HOUSEHOLD
               ITEMS continued
    11,800   Myers Industries, Inc. .........  $    137,352
       630   National Presto Industries,
               Inc. .........................        26,970
       275   Preformed Line Products Co. ....        12,980
       152   Raven Industries, Inc. .........         4,446
     2,513   RC2 Corp. *.....................        84,839
     3,690   Stanley Furniture Co., Inc. ....        96,641
     4,750   Steelcase, Inc., Class A........        68,685
       700   Summa Industries................         5,285
    19,530   Thomas & Betts Corp. *..........       672,026
     4,185   Tredegar Corp. .................        54,447
                                               ------------
                                                  2,523,444
                                               ------------
             GAS & OTHER PUBLIC UTILITIES -- 0.6%
       561   Artesian Resources Corp., Class
               A.............................        16,875
       500   BIW Ltd. .......................         9,850
     2,380   California Water Service
               Group.........................        98,056
         1   Casella Waste Systems, Inc.,
               Class A *.....................            13
     1,800   Chesapeake Utilities Corp. .....        63,270
     5,750   Clean Harbors, Inc. *...........       195,212
       129   Connecticut Water Service,
               Inc. .........................         3,189
       100   Delta Natural Gas Co., Inc. ....         2,666
       280   Laclede Group, Inc. ............         9,097
        50   NiSource, Inc. .................         1,213
       200   RGC Resources, Inc. ............         5,346
     1,700   SJW Corp. ......................        82,076
     1,930   South Jersey Industries,
               Inc. .........................        56,240
       977   Southwest Water Co. ............        14,167
     7,710   Vectren Corp. ..................       218,578
       647   Waste Industries USA, Inc. .....         8,605
                                               ------------
                                                    784,453
                                               ------------
             GOVERNMENT AIRCRAFT & DEFENSE -- 0.3%
       800   Aerosonic Corp. *...............         4,800
     5,910   Herley Industries *.............       110,103
     1,700   Textron, Inc. ..................       121,924
       610   Todd Shipyards Corp. ...........        11,651
     4,390   United Industrial Corp. ........       156,943
                                               ------------
                                                    405,421
                                               ------------
             HEALTH CARE & HOSPITAL -- 2.7%
    13,872   Allied Healthcare International,
               Inc. *........................        78,377
       200   Almost Family, Inc. *...........         3,240
     2,500   American Shared Hospital
               Services......................        14,975
     5,350   Five Star Quality Care,
               Inc. *........................        36,915
    19,200   Health Net, Inc. *..............       908,543
     6,150   HealthTronics, Inc. *...........        61,254
    15,000   Humana, Inc. *..................       718,200
    10,800   Kindred Healthcare, Inc. *......       321,840
     2,920   Matria Healthcare, Inc. *.......       110,230
     3,500   MedCath Corp. *.................        83,125
     1,710   MEDTOX Scientific, Inc. *.......        12,398
       265   National Healthcare Corp. ......         9,275
     2,550   Option Care, Inc. ..............        37,332
     1,650   Pediatric Services of America,
               Inc. *........................        23,084

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund(a)

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, HEALTH CARE & HOSPITAL continued
     8,890   Pediatrix Medical Group,
               Inc. *........................  $    682,930
     1,490   Psychemedics Corp. .............        20,264
     3,720   RehabCare Group, Inc. *.........        76,334
     3,900   Res-Care, Inc. *................        60,021
     4,880   Triad Hospitals, Inc. *.........       220,918
                                               ------------
                                                  3,479,255
                                               ------------
             INFORMATION & SERVICES -- 5.3%
       110   Ablest, Inc. *..................         1,015
     9,300   ABM Industries, Inc. ...........       193,533
    17,240   Adesa, Inc. ....................       381,004
       852   Albany Molecular Research,
               Inc. *........................        10,377
       800   Ambassadors Groups, Inc. .......        17,840
       900   American Dental Partners,
               Inc. *........................        30,528
    11,000   American Retirement Corp. *.....       207,130
       390   Angelica Corp. .................         6,962
     2,700   Butler International, Inc. *....        10,395
     4,980   Carriage Services, Inc. *.......        31,573
       495   Cass Information Systems,
               Inc. .........................        15,563
     5,310   CDI Corp. ......................       156,857
     2,260   Central Parking Corp. ..........        33,787
    23,599   CheckFree Corp. *...............       892,514
     1,276   Cornell Cos., Inc. *............        18,770
     3,800   Corrections Corp. of
               America *.....................       150,860
       200   CPI Corp. ......................         3,518
        23   Discovery Partners
               International *...............            74
       450   Ecology & Environment, Inc. ....         3,690
     1,200   Exponent, Inc. *................        37,668
        12   Forrester Research, Inc. *......           250
       510   Franklin Covey Co. *............         3,641
     1,200   Getty Images, Inc. *............       103,248
    21,740   H&R Block, Inc. ................       521,325
       300   Hallwood Group, Inc. ...........        19,200
     3,300   Harte-Hanks, Inc. ..............        87,219
     2,400   Horizon Health Corp. *..........        65,208
     5,800   Hudson Highland Group, Inc. *...       144,826
     3,720   ICT Group, Inc. *...............        43,673
     2,490   Kelly Services, Inc., Class A...        76,343
     1,600   Kendle International, Inc. *....        45,024
     7,200   Labor Ready, Inc. *.............       184,680
       320   Layne Christensen Co. *.........         7,536
       200   Mac-Gray Corp. *................         2,590
     7,320   Macquarie Infrastructure Company
               Trust.........................       206,424
     2,300   Michael Baker Corp. *...........        59,915
     4,720   Monro Muffler Brake, Inc. ......       123,994
    34,796   Monster Worldwide, Inc. *.......     1,068,586
    34,460   MPS Group, Inc. *...............       406,628
     3,279   National Technical Systems,
               Inc. *........................        16,297
     4,400   NCO Group, Inc. *...............        90,904
       820   Nobel Learning Communities,
               Inc. *........................         7,675
       300   Opinion Research Corp. *........         1,986
     3,500   Pharmaceutical Product
               Development, Inc. *...........       201,285
     2,798   RCM Technologies, Inc. *........        16,816
     2,880   Regis Corp. ....................       108,922
    11,210   Shaw Group, Inc. *..............       276,439
     7,060   SOURCECORP, Inc. *..............       151,366

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, INFORMATION & SERVICES continued
       261   SRI/Surgical Express, Inc. *....   $     1,650
     5,527   Traffix, Inc. ..................        34,433
     5,490   URS Corp. *.....................       221,741
     1,108   Vertrue, Inc. *.................        40,276
     3,800   Volt Information Sciences,
               Inc. *........................        77,216
     6,900   West Corp. *....................       257,991
       410   Westaff , Inc. *................         1,882
                                               ------------
                                                  6,880,847
                                               ------------
             INSTRUMENTS -- 6.0%
     2,138   Allied Healthcare Products,
               Inc. *........................        11,396
    20,747   American Medical Systems
               Holdings, Inc. *..............       418,051
     2,000   American Science & Engineering,
               Inc. *........................       131,180
       700   Arrow International, Inc. ......        19,740
     9,590   ArthroCare Corp. *..............       385,710
       126   Astro-Med, Inc. ................         1,554
       220   Atrion Corp. ...................        14,300
       600   Badger Meter, Inc. .............        23,604
    14,560   Bausch & Lomb, Inc. ............     1,174,700
     2,815   Bio-Logic Systems Corp. *.......        16,974
     5,100   Bio-Rad Laboratories, Inc.,
               Class A *.....................       280,449
    15,640   Checkpoint Systems, Inc. *......       370,981
    12,828   Coherent, Inc. *................       375,604
     2,500   Compex Technologies, Inc. *.....        10,800
     1,800   CONMED Corp. *..................        50,184
     1,900   Datascope Corp. ................        58,938
     8,300   DJ Orthopedics, Inc. *..........       240,202
    22,000   Edwards Lifesciences Corp. *....       977,019
     1,800   Embrex, Inc. *..................        20,394
     1,140   Escalon Medical Corp. *.........         7,011
       240   Esterline Technologies
               Corp. *.......................         9,094
     1,490   Frequency Electronics, Inc. ....        16,241
     7,600   Haemonetics Corp. *.............       361,228
       950   Integra LifeSciences
               Holdings *....................        36,347
     2,140   Invacare Corp. .................        89,174
       200   Iridex Corp. *..................         1,758
       300   K-Tron International, Inc. *....        10,149
       640   Kewaunee Scientific Corp. ......         5,770
     1,780   Langer, Inc. *..................         9,050
     1,800   LeCroy Corp. *..................        26,730
       400   Mesa Laboratories, Inc. ........         5,100
       800   Mikron Infrared, Inc. *.........         4,600
     1,300   Misonix, Inc. *.................         9,347
        10   MOCON, Inc. ....................            97
     2,700   Molecular Devices Corp. *.......        56,403
     5,272   MTS Systems Corp. ..............       199,123
     1,500   New Brunswick Scientific Co.,
               Inc. *........................         9,165
       500   O.I. Corp. *....................         5,325
       940   Orthofix International NV *.....        40,984
       201   OYO Geospace Corp. *............         3,982
     4,400   Perceptron, Inc. *..............        28,189
     8,990   PerkinElmer, Inc. ..............       183,126
     9,600   Respironics, Inc. *.............       404,927
       400   Schmitt Industries, Inc. *......         2,752

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund(a)

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, INSTRUMENTS continued
       700   Span-America Medical Systems,
               Inc. .........................  $      7,137
    16,470   Steris Corp. ...................       391,821
       400   Symmetry Medical, Inc. *........         9,480
     9,760   Teleflex, Inc. .................       688,079
     7,747   Thoratec Corp. *................       137,587
     1,500   Tollgrade Communications,
               Inc. *........................        12,690
    10,660   Viasys Healthcare, Inc. *.......       266,393
       200   Vicon Industries, Inc. *........           610
     3,880   Zygo Corp. *....................        59,442
                                               ------------
                                                  7,680,691
                                               ------------
             INSURANCE -- 5.3%
       971   Alleghany Corp. *...............       297,126
       100   Ambassadors International,
               Inc. .........................         1,401
     2,244   American National Insurance
               Co. ..........................       267,305
     1,800   American Physicians Capital,
               Inc. *........................        88,434
       700   American Safety Insurance
               Holdings Ltd. *...............        12,068
     3,227   AmerUs Group Co. ...............       185,133
    16,020   Ceres Group, Inc. *.............        90,193
        36   Cincinnati Financial Corp. .....         1,508
    22,161   CNA Financial Corp. *...........       661,949
       700   Commerce Group, Inc. ...........        40,614
     2,400   Crawford & Co., Class B.........        18,792
       400   Endurance Specialty Holdings
               Ltd. .........................        13,644
    12,500   Everest Re Group Ltd. ..........     1,223,749
     2,100   FBL Financial Group, Inc., Class
               A.............................        62,895
       300   Great American Financial
               Resources, Inc. ..............         6,000
    20,400   HCC Insurance Holdings, Inc. ...       582,012
    13,202   Horace Mann Educators Corp. ....       261,136
     3,195   IPC Holdings Ltd. ..............       104,317
        10   Kansas City Life Insurance
               Co. ..........................           512
     7,080   Max Re Capital Ltd. ............       175,513
     3,100   Meadowbrook Insurance Group,
               Inc. *........................        17,360
     1,000   Midland Co. ....................        36,030
     6,880   National Financial Partners
               Corp. ........................       310,563
       100   National Security Group,
               Inc. .........................         1,859
       219   National Western Life Insurance
               Co., Class A *................        46,264
       500   NYMAGIC, Inc. ..................        12,165
     1,970   Odyssey Re Holdings Corp. ......        50,314
     5,200   Ohio Casualty Corp. ............       141,024
       210   Old Republic International
               Corp. ........................         5,601
     3,659   Philadelphia Consolidated
               Holding Corp. *...............       310,649
       108   Presidential Life Corp. ........         1,944
    12,260   PXRE Group Ltd. ................       165,020
    11,778   Radian Group, Inc. .............       625,412
       600   RTW, Inc. *.....................         6,840
    15,660   Scottish Re Group Ltd. .........       373,334
     2,200   Selective Insurance Group,
               Inc. .........................       107,580
     2,500   StanCorp Financial Group,
               Inc. .........................       210,500
     1,638   State Auto Financial Corp. .....        51,826
        10   Stewart Information Services
               Corp. ........................           512

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, INSURANCE continued
       400   UICI............................   $    14,400
     2,260   Unico American Corp. *..........        20,724
     3,550   United America Indemnity Ltd.,
               Class A *.....................        65,143
       800   United Fire & Casualty Co. .....        36,088
     8,300   UnumProvident Corp. ............       170,150
       750   W. R. Berkley Corp. ............        29,610
       300   Zenith National Insurance
               Corp. ........................        18,807
                                               ------------
                                                  6,924,020
                                               ------------
             INTEGRATED OIL COS. -- 0.0%
       205   Marathon Oil Corp. .............        14,131
                                               ------------
             IT HARDWARE -- 5.2%
    25,180   Advanced Micro Devices,
               Inc. *........................       634,535
     1,070   Advanced Power Technology,
               Inc. *........................         9,256
     2,300   American Technical Ceramics
               Corp. *.......................        24,955
     2,940   Amphenol Corp., Class A.........       118,600
     7,400   Applied Innovation, Inc. *......        28,490
    36,767   Arris Group, Inc. *.............       436,056
    11,417   ATMI, Inc. *....................       353,927
       216   Avocent Corp. *.................         6,834
       120   Blonder Tongue Laboratories,
               Inc. *........................           259
       620   BTU International, Inc. *.......         5,636
    27,672   Cirrus Logic, Inc. *............       210,030
       800   Cobra Electronics Corp. *.......         6,656
         7   Cohu, Inc. .....................           166
        10   Comtech Telecommunications
               Corp. *.......................           415
    12,640   CTS Corp. ......................       152,944
     1,700   Diodes, Inc. *..................        61,642
     2,930   DSP Group, Inc. *...............        75,184
     2,060   EMS Technologies, Inc. *........        33,722
     1,084   Entegris, Inc. *................        12,246
        60   Espey Manufacturing &
               Electronics Corp. ............         2,099
     2,400   Giga-tronics, Inc. *............        10,104
     3,450   Globecomm Systems, Inc. *.......        27,083
    19,983   Harris Corp. ...................       835,288
     5,010   Imation Corp. ..................       214,779
     8,200   Innovex, Inc. *.................        34,850
    45,785   Intersil Corp., Class A.........       997,196
     2,212   IXYS Corp. *....................        23,359
    20,710   LSI Logic Corp. *...............       203,994
    15,600   Marvell Technology Group
               Ltd. *........................       719,315
     6,200   MEMC Electronic Materials,
               Inc. *........................       141,298
       200   Merrimac Industries, Inc. *.....         1,829
     4,340   Microsemi Corp. *...............       110,844
       705   MKS Instruments, Inc. *.........        12,147
       570   Netlogic Microsystems, Inc. *...        12,306
    29,877   ON Semiconductor Corp. *........       154,464
     2,900   Optical Cable Corp. *...........        16,153
       312   Orbit International Corp. *.....         3,079
     3,684   Park Electrochemical Corp. .....        98,179
        29   Peak International Ltd. *.......            88
    11,459   Photronics, Inc. *..............       222,305

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund(a)

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, IT HARDWARE continued
     6,480   Semitool, Inc. *................  $     51,516
       400   Simclar, Inc. *.................         1,320
    10,565   SonicWALL, Inc. *...............        67,088
       280   Sparton Corp. ..................         2,800
     5,990   Spectrum Control, Inc. *........        44,386
       200   Standard Microsystems Corp. *...         5,982
     4,582   Stratos International, Inc. *...        26,759
       400   Supertex, Inc. *................        11,996
    20,501   Symmetricom, Inc. *.............       158,678
     3,610   Tekelec *.......................        75,630
       520   Teledyne Technologies, Inc. *...        17,924
     9,402   Trident Microsystems, Inc. *....  $    299,078
        50   White Electronic Designs
               Corp. *.......................           255
     5,060   Woodhead Industries, Inc. ......        69,474
                                               ------------
                                                  6,845,198
                                               ------------
             LAND & WATER TRANSPORTATION -- 1.9%
     1,770   B & H Ocean Carriers Ltd. *.....        36,993
     4,763   Celadon Group, Inc. *...........       106,215
    18,952   CNF, Inc. ......................       994,980
       297   Covenant Transport, Inc., Class
               A *...........................         3,594
     9,430   Frozen Food Express Industries,
               Inc. *........................        98,921
       200   Hub Group, Inc., Class A *......         7,342
     6,310   Kirby Corp. *...................       311,903
     8,200   Overseas Shipholding Group,
               Inc. .........................       478,306
    11,530   Swift Transportation Co.,
               Inc. *........................       204,081
       190   Transport Corp. of America,
               Inc. *........................         1,425
     1,900   USA Truck, Inc. *...............        48,070
    10,700   Werner Enterprises, Inc. .......       185,003
                                               ------------
                                                  2,476,833
                                               ------------
             METAL PRODUCTS & MACHINERY -- 4.9%
       200   Acme United Corp. ..............         2,704
     2,600   Allied Motion Technologies,
               Inc. *........................        10,270
        30   Ampco-Pittsburgh Corp. .........           465
       996   Black & Decker Corp. ...........        81,762
     5,560   Blount International, Inc. *....        98,078
     2,337   Bonso Electronics International,
               Inc. .........................        11,592
     1,200   Cascade Corp. ..................        58,440
     1,200   Circor International, Inc. .....        32,940
    36,660   Crown Holdings, Inc. *..........       584,360
    11,880   Cummins, Inc. ..................     1,045,322
       400   Eastern Co. ....................         8,700
     3,830   EnerSys *.......................        58,101
     5,600   EnPro Industries, Inc. *........       188,664
     2,311   Evans & Sutherland Computer
               Corp. *.......................        13,774
     2,560   Gehl Co. *......................        71,347
       780   Gerber Scientific, Inc. *.......         6,115
     2,880   Greenbrier Cos., Inc. ..........        95,731
        10   Hardinge, Inc. .................           147
       400   Hawk Corp., Class A *...........         5,000
       600   International Aluminum Corp. ...        22,260
     8,410   JLG Industries, Inc. ...........       307,722
    18,541   Joy Global, Inc. ...............       935,579
     1,820   Kennametal, Inc. ...............        89,253

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, METAL PRODUCTS &
             MACHINERY continued
       300   Key Technology, Inc. *..........         4,260
       400   L.S. Starrett Co., Class A......         7,324
    13,900   Lennox International, Inc. .....       380,999
     7,100   Manitowoc Co., Inc. ............       356,775
     4,130   Material Sciences Corp. *.......        62,239
     1,400   NCI Building Systems, Inc. *....        57,106
     5,655   NN, Inc. .......................        67,803
       544   Q.E.P. Co., Inc. *..............         6,229
     9,580   Regal-Beloit Corp. .............       310,775
       331   Reinhold Industries, Inc., Class
               A.............................         6,455
     1,900   Robbins & Myers, Inc. ..........        42,712
       300   SL Industries, Inc. *...........         4,281
     1,510   Standex International Corp. ....        39,758
     2,200   Tennant Co. ....................        90,156
     9,840   Terex Corp. *...................       486,391
    18,010   Timken Co. .....................       533,636
       610   Twin Disc, Inc. ................        24,101
       700   Water Pik Technologies,
               Inc. *........................        14,210
     1,000   Woodward Governor Co. ..........        85,050
       420   York International Corp. .......        23,549
                                               ------------
                                                  6,332,135
                                               ------------
             MISCELLANEOUS FINANCE -- 2.0%
    16,500   A.G. Edwards, Inc. .............       722,865
    10,800   Affiliated Managers Group,
               Inc. *........................       782,136
     4,100   Cohen & Steers, Inc. ...........        82,000
     2,800   GFI Group, Inc. *...............       115,276
     2,500   Investors Capital Holdings
               Ltd. .........................         9,725
     4,100   Nuveen Investments, Class A.....       161,499
    18,800   Raymond James Financial,
               Inc. .........................       603,856
     1,130   Stifel Financial Corp. *........        40,567
     7,200   SWS Group, Inc. ................       118,080
                                               ------------
                                                  2,636,004
                                               ------------
             OIL & COAL RESOURCES -- 1.4%
         3   Atlas America, Inc. *...........           147
       850   Callon Petroleum Co. *..........        17,791
    10,600   Chesapeake Energy Corp. ........       405,450
       309   Cimarex Energy Co. *............        14,007
     1,780   Edge Petroleum Corp. *..........        46,974
       900   Energy Partners Ltd. *..........        28,098
     6,100   Massey Energy Co. ..............       311,527
     3,000   Peabody Energy Corp. ...........       253,050
       220   Resource America, Inc., Class
               A.............................         3,901
       100   Stone Energy Corp. *............         6,104
       300   Swift Energy Co. *..............        13,725
     9,008   Ultra Petroleum Corp. *.........       512,374
     1,302   Whiting Petroleum Corp. *.......        57,080
     4,166   XTO Energy, Inc. ...............       188,803
                                               ------------
                                                  1,859,031
                                               ------------
             OIL DISTRIBUTION -- 0.2%
     1,800   Ashland, Inc. ..................        99,432
     3,200   Frontier Oil Corp. .............       141,920
       200   Sunoco, Inc. ...................        15,640
     3,250   TransMontaigne, Inc. *..........        25,968
                                               ------------
                                                    282,960
                                               ------------

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund(a)

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK continued
             OIL DRILLING & SERVICES -- 2.3%

       300   Bolt Technology Corp. *.........  $      2,490
       690   Dawson Geophysical Co. *........        20,873
    25,800   Grant Prideco, Inc. *...........     1,048,769
       300   Gulf Island Fabrication,
               Inc. .........................         8,625
     1,400   Lufkin Industries, Inc. ........        60,970
     1,100   NATCO Group, Inc., Class A *....        27,852
     4,300   Oceaneering International,
               Inc. *........................       229,663
     2,700   Oil States International,
               Inc. *........................        98,037
     9,100   Patterson-UTI Energy, Inc. .....       328,328
    18,624   Pride International, Inc. *.....       530,970
       480   Rowan Cos., Inc. ...............        17,035
     1,684   Superior Energy Services,
               Inc. *........................        38,884
     6,328   TETRA Technologies, Inc. *......       197,560
     4,400   Veritas DGC, Inc. *.............       161,128
     6,230   W-H Energy Services, Inc. *.....       201,977
                                               ------------
                                                  2,973,161

                                               ------------
             PHOTO-OPTICAL, MICROS & OFFICE MACHINERY --
               1.3%
     2,160   Baldwin Technology Co., Inc.,
               Class A *.....................  $      9,310
       320   Dataram Corp. ..................         2,156
     1,200   Global Payment Technologies,
               Inc. *........................         4,320
       510   Hypercom Corp. *................         3,325
       305   Interphase Corp. *..............         1,388
       100   Key Tronic Corp. *..............           412
    15,430   M-Systems Flash Disk Pioneers
               Ltd. *........................       461,666
       110   PAR Technology Corp. *..........         2,530
     1,900   Printronix, Inc. ...............        29,735
     7,570   RadiSys Corp. *.................       146,858
     7,517   SafeNet, Inc. *.................       272,942
    21,000   UNOVA, Inc. *...................       734,580
     5,060   VASCO Data Security
               International, Inc. *.........        45,894
                                               ------------
                                                  1,715,116

                                               ------------
             PUBLISHING, BROADCASTING & CINEMA -- 1.1%
    13,290   American Greetings Corp., Class
               A.............................       364,146
     2,570   Banta Corp. ....................       130,787
       410   Outlook Group Corp. ............         6,519
     9,720   Reader's Digest Association,
               Inc. .........................       155,228
     8,100   Regent Communications, Inc. *...        42,606
       820   SBS Broadcasting SA *...........        44,575
    18,570   Tribune Co. ....................       629,338
     8,400   World Wrestling Entertainment,
               Inc. .........................       109,200
                                               ------------
                                                  1,482,399

                                               ------------
             REAL ESTATE DEVELOPMENT -- 1.2%
     8,963   Alderwoods Group, Inc. *........       146,814
       400   AMREP Corp. ....................        10,700
     1,226   Avatar Holdings, Inc. *.........        72,628
     8,770   Bluegreen Corp. *...............       154,791
       400   ILX Resorts, Inc. ..............         3,578
       200   J.W. Mays, Inc. *...............         3,104

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, REAL ESTATE
             DEVELOPMENT continued
       457   Patriot Transportation Holding,
               Inc. *........................        31,396
   105,730   Service Corp. International.....       876,502
    27,459   Stewart Enterprises, Inc., Class
               A.............................       182,053
       808   Tarragon Corp. *................        14,996
       200   United Capital Corp. *..........         4,692
                                               ------------
                                                  1,501,254

                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 5.1%
     1,250   Agree Realty Corp. .............        35,313
     7,870   Ashford Hospitality Trust.......        84,681
     3,700   Bedford Property Investors,
               Inc. .........................        88,208
     5,688   Boykin Lodging Co. *............        70,645
     1,720   CarrAmerica Realty Corp. .......        61,834
     4,590   CBL & Associates Properties,
               Inc. .........................       188,144
     4,000   Commercial NET Lease Realty.....        80,000
     3,200   Correctional Properties Trust...        94,112
     6,100   Crescent Real Estate Equities
               Co. ..........................       125,111
     7,790   Eagle Hospitality Properties
               Trust, Inc. ..................        77,744
     6,350   ECC Capital Corp. ..............        20,701
       600   Entertainment Properties
               Trust.........................        26,778
     5,720   FelCor Lodging Trust, Inc. *....        86,658
     2,500   First Potomac Realty Trust......        64,250
       610   First Union Real Estate Equity &
               Mortgage Investments *........         2,745
       210   Gladstone Commercial Corp. .....         3,507
     7,600   Government Properties Trust,
               Inc. .........................        74,480
     5,210   Highland Hospitality Corp. .....        53,455
    70,739   HRPT Properties Trust...........       877,871
       110   Income Opportuinty Realty
               Investors *...................           803
     2,500   Innkeepers USA Trust............        38,625
     8,361   Investors Real Estate Trust.....        79,430
    13,717   iStar Financial, Inc. ..........       554,578
     5,700   LTC Properties, Inc. ...........       120,840
        80   Maguire Properties, Inc. .......         2,404
     5,600   Mission West Properties,
               Inc. .........................        56,224
     1,969   Monmouth Captial Corp. .........        11,164
     5,058   Monmouth Real Estate Investment
               Corp., Class A................        41,425
     1,790   National Health Investors,
               Inc. .........................        49,422
     2,300   National Health Realty, Inc. ...        44,643
    34,580   New Plan Excel Realty Trust.....       793,611
     2,720   One Liberty Properties, Inc. ...        54,155
       500   Presidential Realty Corp., Class
               B.............................         3,995
     4,580   PS Business Parks, Inc. ........       209,764
        10   Roberts Realty Investors,
               Inc. *........................            77
     6,790   Sizeler Property Investors,
               Inc. .........................        82,431
    14,300   SL Green Realty Corp. ..........       974,973
    11,750   Strategic Hotel Capital,
               Inc. .........................       214,555
     9,310   Sunstone Hotel Investors,
               Inc. .........................       227,071
     3,500   Supertel Hospitality, Inc. .....        16,625
    34,630   Trizec Properties, Inc. ........       798,568
       400   Urstadt Biddle Properties.......         6,432
       400   Urstadt Biddle Properties, Class
               A.............................         6,064

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund(a)

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, REAL ESTATE INVESTMENT
               TRUSTS continued
     2,870   Windrose Medical Properties
               Trust.........................  $     43,854
     8,430   Winston Hotels, Inc. ...........        84,300
                                               ------------
                                                  6,632,270
                                               ------------

             RESTAURANTS, HOTELS & THEATERS -- 2.0%
       400   Ark Restaurants Corp. ..........        12,494
       650   Benihana, Inc. *................        11,512
     1,700   Brinker International, Inc. *...        63,852
    13,448   CBRL Group, Inc. ...............       452,659
       450   Champps Entertainment, Inc. *...         3,114
       230   Checkers Drive-In Restaurants,
               Inc. *........................         3,514
     9,800   Darden Restaurants, Inc. .......       297,626
       990   Dave & Buster's, Inc. *.........        13,217
    35,980   Denny's Corp. *.................       149,317
     3,000   Dover Motorsports, Inc. ........        20,520
       600   Famous Dave's of America,
               Inc. *........................         7,152
     2,500   Fox & Hound Restaurant Group *..        25,450
       200   Frisch's Restaurants, Inc. .....         4,832
     4,790   Interstate Hotels & Resorts,
               Inc. *........................        22,274
     1,150   Isle of Capri Casinos, Inc. *...        24,587
       550   J. Alexander's Corp. *..........         4,692
     7,220   Jack in the Box, Inc. *.........       215,950
     4,050   Lone Star Steakhouse & Saloon,
               Inc. .........................       105,300
     1,600   Luby's, Inc. *..................        20,896
     2,700   Marcus Corp. ...................        54,108
    11,709   Movie Gallery, Inc. ............       121,657
     1,020   Nathan's Famous, Inc. *.........         9,180
       500   Papa John's International,
               Inc. *........................        25,060
    10,502   Penn National Gaming, Inc. *....       326,716
     7,800   RARE Hospitality International,
               Inc. *........................       200,460
     3,154   Rubio's Restaurants, Inc. *.....        29,301
     5,030   Ryan's Restaurant Group,
               Inc. *........................        58,700
     1,620   Sands Regent *..................        15,163
    11,100   The Steak n Shake Co. *.........       201,465
     3,560   Wendy's International, Inc. ....       160,734
                                               ------------
                                                  2,661,502
                                               ------------
             RETAIL -- 5.8%
       706   1-800 CONTACTS, Inc. *..........        13,238
    12,488   1-800-FLOWERS.COM, Inc.,
               Class A *.....................        87,541
       700   Arden Group, Inc., Class A......        52,682
     8,160   AutoNation, Inc. *..............       162,955
     2,240   AutoZone, Inc. *................       186,480
       608   Barnes & Noble, Inc. ...........        22,922
     2,732   Big Dog Holdings, Inc. *........        19,452
    24,590   Big Lots, Inc. *................       270,244
       483   Blair Corp. ....................        17,818
     3,420   Books-A-Million, Inc. ..........        30,780
    21,096   Borders Group, Inc. ............       467,697
     7,160   Brown Shoe Co., Inc. ...........       236,280
       300   Building Materials Holding
               Corp. ........................        27,957


  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, RETAIL continued
     7,100   Burlington Coat Factory
               Warehouse Corp. ..............  $    270,084
    11,810   Cato Corp., Class A.............       235,373
    17,200   Charming Shoppes, Inc. *........       183,524
    18,600   Chico's FAS, Inc. *.............       684,479
     4,310   Circuit City Stores, Inc. ......        73,960
     7,800   Coldwater Creek, Inc. *.........       196,716
       852   Conn's, Inc. *..................        23,617
     1,850   Cost-U-Less, Inc. *.............        11,378
       690   CSK Auto Corp. *................        10,267
     1,600   Deb Shops, Inc. ................        34,784
     6,200   Dress Barn, Inc. *..............       141,112
       100   Excelligence Learning Corp. *...           663
     4,210   EZCORP, Inc., Class A *.........        67,613
       847   Finish Line, Inc., Class A......        12,358
     1,100   Finlay Enterprises, Inc. *......         9,955
     5,900   First Cash Financial Services,
               Inc. *........................       155,288
       210   Foodarama Supermarkets, Inc. *..         7,534
     3,098   Gottschalks, Inc. *.............        28,254
     1,580   Group 1 Automotive, Inc. *......        43,608
    13,200   GSI Commerce, Inc. *............       262,680
     2,190   Hastings Entertainment,
               Inc. *........................        12,746
     2,400   Haverty Furniture Cos., Inc. ...        29,352
       175   Jos. A. Bank Clothiers,
               Inc. *........................         7,564
     6,800   Lithia Motors, Inc., Class A....       197,064
     5,200   Longs Drug Stores Corp. ........       223,028
     8,230   Nordstrom, Inc. ................       282,454
       800   O'Reilly Automotive, Inc. *.....        22,544
     2,220   Payless ShoeSource, Inc. *......        38,628
     1,220   PolyMedica Corp. ...............        42,627
    10,995   Restoration Hardware, Inc. *....        69,488
     3,620   Retail Ventures, Inc. *.........        39,748
       900   REX Stores Corp. *..............        12,330
     4,000   Ruddick Corp. ..................        92,200
     5,616   Rush Enterprises, Inc.,
               Class B *.....................        84,296
     1,900   Shoe Carnival, Inc. *...........        30,229
     4,680   Smart & Final, Inc. *...........        60,559
       900   Sport Chalet, Inc., Class A *...         9,675
       150   Sport Chalet, Inc., Class B *...         2,001
     7,270   Sports Authority, Inc. *........       214,029
     8,000   Stage Store, Inc. ..............       214,960
     9,930   Stein Mart, Inc. ...............       201,579
     2,340   Systemax, Inc. *................        16,474
     1,885   TBC Corp. *.....................        65,014
     2,330   The Bon-Ton Stores, Inc. .......        45,249
     1,100   The Buckle, Inc. ...............        37,367
     7,650   The Men's Wearhouse, Inc. *.....       204,255
       200   Tractor Supply Co. *............         9,130
     9,320   Trans World Entertainment
               Corp. *.......................        73,535
       290   United Retail Group, Inc. *.....         2,216
    18,360   Urban Outfitters, Inc. *........       539,783
     6,100   Weis Markets, Inc. .............       244,061
    14,090   Zale Corp. *....................       382,965
                                               ------------
                                                  7,556,443
                                               ------------

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund(a)

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK continued
             SOAPS & COSMETICS -- 0.3%
     8,270   Church & Dwight Co., Inc. ......  $    305,494
       450   CPAC, Inc. .....................         2,250
       270   Ecolab, Inc. ...................         8,621
     2,900   Parlux Fragrances, Inc. *.......        84,506
                                               ------------
                                                    400,871
                                               ------------
             SOFTWARE -- 7.3%
     9,801   Allscripts Healthcare Solution,
               Inc. *........................       176,614
     4,100   American Software, Inc., Class
               A.............................        22,960
     1,900   Ansoft Corp. *..................        55,290
       180   ANSYS, Inc. *...................         6,928
    10,215   AsiaInfo Holdings, Inc. *.......        49,543
    20,630   Autodesk, Inc. .................       958,056
     1,480   Black Box Corp. ................        62,101
    55,190   BMC Software, Inc. *............     1,164,508
       200   Bottomline Technologies,
               Inc. *........................         3,018
       850   CACI International, Inc., Class
               A *...........................        51,510
     3,720   Cadence Design Systems, Inc. *..        60,115
     5,800   CBIZ, Inc. *....................        29,580
     6,600   CIBER, Inc. *...................        49,038
    27,973   Cognizant Technology Solutions
               Corp., Class A *..............     1,303,261
       300   Computer Sciences Corp. *.......        14,193
     1,733   Computer Task Group, Inc. *.....         6,412
    55,850   Compuware Corp. *...............       530,575
     4,030   Covansys Corp. *................        64,319
       980   CSP, Inc. *.....................         6,997
        90   Digital Insight Corp. *.........         2,345
     2,200   Edgewater Technology, Inc. *....        10,494
     1,610   eFunds Corp. *..................        30,316
    17,451   Entrust, Inc. *.................        97,726
     4,600   First American Corp. ...........       210,082
       399   First Consulting Group,
               Inc. *........................         2,314
     1,600   Hyperion Solutions Corp. *......        77,840
     2,804   IDX Systems Corp. *.............       121,077
     2,550   Inforte Corp. ..................        10,685
       300   Integral Systems, Inc. .........         6,192
    11,271   Internet Security Systems,
               Inc. *........................       270,617
     1,590   Intrado, Inc. *.................        28,668
     4,102   JDA Software Group, Inc. *......        62,268
     4,000   John H. Harland Co. ............       177,600
     2,910   Keynote Systems, Inc. *.........        37,772
    11,840   Lawson Software, Inc. *.........        82,170
    12,694   Lightbridge, Inc. *.............       102,568
     1,030   Manatron, Inc. *................         8,343
     1,588   ManTech International Corp.,
               Class A *.....................        41,939
     9,500   MapInfo Corp. *.................       116,375
     2,100   McAfee, Inc. *..................        65,982
     3,311   Merge Technologies, Inc. *......        56,585
       430   Micros Systems, Inc. *..........        18,813
     2,560   Moldflow Corp. *................        40,755
     3,300   MRO Software, Inc. *............        55,572
     2,300   NetManage, Inc. *...............        11,569
     6,900   NetScout Systems, Inc. *........        37,467
       230   NWH, Inc. ......................         3,301
       400   Omtool Ltd. *...................         3,480
     2,530   Pacific Internet Ltd. *.........        17,406


  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, SOFTWARE continued
     3,410   PDF Solutions, Inc. *...........  $     56,606
     5,550   Pegasus Solutions, Inc. *.......        49,839
    18,510   Perot Systems Corp.,
               Class A *.....................       261,917
     4,231   Pervasive Software, Inc. *......        17,770
     7,961   Phoenix Technologies Ltd. *.....        59,946
     1,980   Progress Software Corp. *.......        62,905
       530   Quality Systems, Inc. ..........        36,618
    10,730   Radiant Systems, Inc. *.........       110,734
       864   Redback Networks, Inc. *........         8,571
       500   Retalix Ltd. *..................        12,065
    12,460   ScanSoft, Inc. *................        66,412
       100   Scientific Learning Corp. *.....           525
     9,160   Source Interlink Cos., Inc. *...       101,310
     3,669   SPSS, Inc. *....................        88,056
       342   Stellent, Inc. *................         2,931
    23,039   Sybase, Inc. *..................       539,573
     8,430   Sykes Enterprises, Inc. *.......       100,317
     4,160   Syniverse Holdings, Inc. *......        64,064
     4,834   TechTeam Global, Inc. *.........        58,395
     3,300   Tier Technologies, Inc.,
               Class B *.....................        28,545
     1,960   Tripos, Inc. *..................         8,232
     4,450   TriZetto Group, Inc. *..........        62,834
    10,100   Tyler Technologies, Inc. *......        83,628
     1,700   Ulticom, Inc. *.................        18,751
        90   Ultimate Software Group,
               Inc. *........................         1,658
    91,147   WebMD Corp. *...................     1,009,908
       760   WebSideStory, Inc. *............        13,467
     3,160   Witness Systems, Inc. *.........        66,012
                                               ------------
                                                  9,414,928
                                               ------------
             TEXTILES & APPAREL -- 1.0%
     1,730   Albany International Corp.,
               Class A.......................        63,785
     1,190   Ashworth, Inc. *................         8,128
     2,772   Bakers Footwear Group, Inc. *...        41,580
     5,600   Coach, Inc. *...................       175,616
     3,860   Culp, Inc. *....................        18,065
     1,500   Cutter & Buck, Inc. ............        18,450
       430   Decorator Industries, Inc. .....         3,771
     2,300   Dixie Group, Inc. *.............        36,662
       812   Haggar Corp. ...................        23,085
     2,000   Hampshire Group Ltd. *..........        47,200
     3,480   Hartmarx Corp. *................        22,794
     3,500   Kenneth Cole Productions,
               Inc. .........................        95,515
        30   Liz Claiborne, Inc. ............         1,180
       700   McRae Industries, Inc., Class
               A.............................         8,743
     4,400   Polo Ralph Lauren Corp. ........       221,319
     1,100   Rocky Shoes & Boots, Inc. *.....        31,460
     9,320   Skechers U.S.A., Inc.,
               Class A *.....................       152,568
     2,950   Steven Madden Ltd. *............        67,614
     8,680   Stride Rite Corp. ..............       111,278
     3,500   Tandy Leather Factory, Inc. *...        17,045
    13,800   The Gymboree Corp. *............       188,232
                                               ------------
                                                  1,354,090
                                               ------------
             WHOLESALE -- 2.6%
       200   ADDvantage Technologies Group,
               Inc. *........................           778
     1,910   All American Semiconductor,
               Inc. *........................         8,691

Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund(a)

  SHARES                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, WHOLESALE continued
     4,800   Applied Industrial Technologies,
               Inc. .........................  $    172,224
       400   Aristotle Corp. *...............         2,908
    23,050   Arrow Electronics, Inc. *.......       722,848
    16,900   Avnet, Inc. *...................       413,205
    12,363   Bell Microproducts, Inc. *......       124,001
     1,110   BlueLinx Holdings, Inc. ........        14,918
     1,650   Coast Distribution System,
               Inc. .........................         9,818
     3,110   Delta Apparel, Inc. ............        44,504
     3,450   Department 56, Inc. *...........        43,125
     1,100   DXP Enterprises, Inc. *.........        24,607
     1,000   Educational Development
               Corp. ........................         9,310
     9,966   Express Scripts, Inc. *.........       619,885
       530   Fresh Brands, Inc. *............         3,816
       560   Handleman Co. ..................         7,073
     5,580   Huttig Building Products,
               Inc. *........................        50,499
       100   IKON Office Solutions, Inc. ....           998
     1,327   Industrial Distribution Group,
               Inc. *........................        12,235
     3,180   Interline Brands, Inc. *........        66,812
     4,139   Keystone Automotive Industries,
               Inc. *........................       119,245
       300   Lawson Products, Inc. ..........        11,016
     2,520   Lazare Kaplan International,
               Inc. *........................        24,847
     1,436   LKQ Corp. *.....................        43,367
       200   NACCO Industries, Inc., Class
               A.............................        22,890
     1,200   Nash Finch Co. .................        50,628
     1,885   Nu Horizons Electronics
               Corp. *.......................        13,647
       100   P & F Industries, Inc. *........         1,511
     2,520   Performance Food Group Co. *....        79,531
     5,500   Pomeroy IT Solutions, Inc. *....        62,480
     5,890   Spartan Stores, Inc. *..........        60,667

SHARES OR
PRINCIPAL                                         VALUE
-----------------------------------------------------------
             COMMON STOCK, WHOLESALE continued
     1,230   TESSCO Technologies, Inc. *.....  $     16,088
     1,100   Valley National Gases, Inc. ....        18,128
     1,570   W.W. Grainger, Inc. ............        98,784
    11,380   WESCO International, Inc. *.....       385,441
                                               ------------
                                                  3,360,525
                                               ------------
             TOTAL COMMON STOCK (COST
               $107,479,404).................   122,566,993
                                               ------------
             REPURCHASE AGREEMENT -- 7.6%
$9,953,653   Bear Stearns dated 9/30/05, due
               10/3/05 at 3.25% with a
               maturity value of $9,956,349
               (fully collateralized by U.S.
               Treasury Bonds)...............     9,953,653
                                               ------------
             TOTAL REPURCHASE AGREEMENT (COST
               $9,953,653)...................     9,953,653
                                               ------------
             TOTAL INVESTMENTS (COST
               $117,433,057) (B) -- 101.6%...  $132,520,646
                                               ============

---------------

Percentages noted above are based on net assets of September 30, 2005.

*  Non-income producing security.

(a) All long positions are pledged as collateral for securities sold short.

(b) Represents cost for financial reporting purposes, is substantially the same as federal tax purposes, and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation...................  $17,161,558
    Unrealized depreciation...................   (2,073,969)
                                                -----------
    Net unrealized appreciation...............  $15,087,589
                                                ===========

LAUDUS VARIABLE INSURANCE TRUST (VIT)
LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

STATEMENT OF SECURITIES SOLD SHORT as of 9/30/05 (Unaudited)

 SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCK -- 92.3%
            AGRICULTURE, FOOD & BEVERAGE -- 1.7%
     200    Bridgford Foods Corp. *..........  $      1,407
  61,840    Del Monte Foods Co. *............       663,543
   5,400    Delta & Pine Land Co. ...........       142,614
   1,899    Farmer Brothers Co. .............        38,341
   4,700    J.M. Smucker Co. ................       228,138
   6,200    McCormick & Co., Inc. ...........       202,306
     300    Omega Protein Corp. *............         2,283
  20,000    Smithfield Foods, Inc. *.........       593,600
  10,326    Tootsie Roll Industries, Inc. ...       327,851
                                               ------------
                                                  2,200,083
                                               ------------
            AIRLINES -- 0.6%
  35,900    AirTran Holdings, Inc. *.........       454,494
  19,700    ExpressJet Holdings, Inc. *......       176,709
       4    Frontier Airlines, Inc. *........            39
  11,600    JetBlue Airways Corp. *..........       204,160
                                               ------------
                                                    835,402
                                               ------------
            AUTOS -- 1.7%
  15,900    American Axle & Manufacturing
              Holdings, Inc. ................       366,972
  32,600    Dana Corp. ......................       306,766
  31,800    Gentex Corp. ....................       553,320
  26,200    Lear Corp. ......................       890,014
   3,570    Proliance International,
              Inc. *.........................        19,564
     960    Quantum Fuel Systems Technologies
              Worldwide, Inc. *..............         3,936
   5,700    Tenneco Automotive, Inc. *.......        99,807
                                               ------------
                                                  2,240,379
                                               ------------
            BANKS & CREDIT INSTITUTIONS -- 6.3%
  26,700    AmeriCredit Corp. *..............       637,329
  35,700    Astoria Financial Corp. .........       943,193
   9,600    BankUnited Financial Corp., Class
              A..............................       219,552
   7,997    BOK Financial Corp. .............       385,215
   1,600    Cardinal Financial Corp. *.......        15,440
   1,880    Cash Systems, Inc. *.............        12,916
   1,041    Cathay General Bancorp...........        36,914
  16,700    CharterMac.......................       342,350
  16,000    Citizens Banking Corp. ..........       454,400
  77,060    E*TRADE Financial Corp. *........     1,356,255
   4,500    East West Bancorp, Inc. .........       153,180
   1,100    Encore Capital Group, Inc. *.....        19,624
   6,200    F.N.B. Corp. ....................       107,136
   2,158    Financial Institutions, Inc. ....        39,729
   5,655    International Bancshares
              Corp. .........................       167,954
   2,680    Midwest Banc Holdings, Inc. .....        61,962
     800    Nara Bancorp, Inc. ..............        11,960
   7,450    Nelnet, Inc., Class A *..........       283,175
  13,700    New York Community Bancorp,
              Inc. ..........................       224,680
  15,500    Ocwen Financial Corp. *..........       107,570
  28,240    Old National Bancorp.............       599,253
   9,410    Oriental Financial Group,
              Inc. ..........................       115,178
   2,625    Park National Corp. .............       284,209


 SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCK, BANKS & CREDIT
            INSTITUTIONS continued
  26,181    UCBH Holdings, Inc. .............  $    479,636
  30,460    Valley National Bancorp..........       697,534
   8,600    Westamerica Bancorp..............       444,190
                                               ------------
                                                  8,200,534
                                               ------------
            BASIC MINERALS & METALS -- 2.5%
  42,800    AK Steel Holding Corp. *.........       366,796
  14,785    American Superconductor
              Corp. *........................       153,025
  17,950    Apex Silver Mines Ltd. *.........       281,995
  19,400    CommScope, Inc. *................       336,396
   3,600    Encore Wire Corp. *..............        58,536
  23,200    Hecla Mining Co. *...............       101,616
  40,300    Meridian Gold, Inc. *............       882,972
  11,800    OM Group, Inc. *.................       237,534
  20,100    United States Steel Corp. .......       851,235
   6,800    Wolverine Tube, Inc. *...........        51,000
                                               ------------
                                                  3,321,105
                                               ------------
            BEER, LIQUOR & TOBACCO -- 0.0%
   7,020    Alliance One International,
              Inc. ..........................        24,851
   5,100    Star Scientific, Inc. *..........        17,136
                                               ------------
                                                     41,987
                                               ------------
            BIOTECHNOLOGY -- 3.1%
   9,135    ABIOMED, Inc. *..................        91,989
  10,900    Alexion Pharmaceuticals,
              Inc. *.........................       301,712
  18,980    Applera Corp.- Celera Genomics
              Group *........................       230,227
  23,200    ARIAD Pharmaceuticals, Inc. *....       172,376
   5,744    ArQule, Inc. *...................        44,976
  12,400    BioCryst Pharmaceuticals,
              Inc. *.........................       121,272
   6,300    Biomarin Pharmaceutical,
              Inc. *.........................        54,999
   5,600    Cell Genesys, Inc. *.............        30,688
   5,624    CuraGen Corp. *..................        27,839
   2,900    CYTOGEN Corp. *..................        11,716
     200    Digene Corp. *...................         5,700
  10,690    Dyax Corp. *.....................        59,757
  11,000    Dynavax Technologies Corp. *.....        73,700
   2,364    Geron Corp. *....................        24,278
  40,138    Human Genome Sciences, Inc. *....       545,475
  23,553    ICOS Corp. *.....................       650,534
   1,300    Idenix Pharmaceuticals, Inc. *...        32,630
  11,000    Intermune, Inc. *................       182,050
   3,802    Keryx Biopharmaceuticals,
              Inc. *.........................        59,920
  12,200    Kosan Biosciences, Inc. *........        88,694
   3,700    Lexicon Genetics, Inc. *.........        14,726
   4,300    Nabi Biopharmaceuticals,
              Inc. *.........................        56,330
   7,800    Neurocrine Biosciences, Inc. *...       383,682
  13,800    Onyx Pharmaceuticals, Inc. *.....       344,724
   2,500    Sanagamo BioSciences, Inc. *.....        10,975
   3,900    Seattle Genetics, Inc. *.........        20,475
   6,700    Tanox, Inc. *....................        98,155
  21,466    Telik, Inc. *....................       351,184
                                               ------------
                                                  4,090,783
                                               ------------

Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

 SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCK continued
            CHEMICALS & RUBBER -- 1.8%
   6,600    BioSphere Medical, Inc. *........  $     37,488
   6,400    Cabot Microelectronics Corp. *...       188,032
  25,000    Cooper Tire & Rubber Co. ........       381,750
  14,900    Cytec Industries, Inc. ..........       646,361
  12,400    International Flavors &
              Fragrances, Inc. ..............       441,936
   1,750    Landec Corp. *...................        12,793
   6,800    MacDermid, Inc. .................       178,568
   7,680    USEC, Inc. ......................        85,709
  13,800    Valspar Corp. ...................       308,568
      10    WD-40 Co. .......................           265
  15,600    Wellman, Inc. ...................        98,748
                                               ------------
                                                  2,380,218
                                               ------------
            COMMUNICATIONS UTILITIES -- 1.3%
   9,300    Cincinnati Bell, Inc. *..........        41,013
   6,420    Citizens Communications Co. .....        86,991
   4,100    Crown Media Holdings, Inc., Class
              A *............................        44,895
   9,500    Gemstar-TV Guide International,
              Inc. *.........................        28,120
     200    IDT Corp. *......................         2,460
   4,500    InPhonic, Inc. *.................        61,875
  24,460    Mediacom Communications Corp. *..       180,515
  11,632    NTL, Inc. *......................       777,017
   9,300    Time Warner Telecom, Inc., Class
              A *............................        72,540
  26,250    United Online, Inc. .............       363,563
                                               ------------
                                                  1,658,989
                                               ------------
            CONSTRUCTION & HOMEBUILDING -- 0.3%
   2,200    Comstock Homebuilding Cos., Inc.,
              Class A *......................        43,824
     100    Dominion Homes, Inc. *...........         1,593
  14,200    Dycom Industries, Inc. *.........       287,124
     960    Willbros Group, Inc. *...........        15,216
                                               ------------
                                                    347,757
                                               ------------
            CONSTRUCTION MATERIALS -- 0.3%
  10,600    Ceradyne, Inc. *.................  $    388,808
     600    Nanophase Technologies Corp. *...         3,480
                                               ------------
                                                    392,288
                                               ------------
            CONSUMER DURABLES -- 0.1%
  14,800    Fleetwood Enterprises, Inc. *....       182,040
                                               ------------
            DRUGS & PHARMACEUTICALS -- 5.2%
  17,700    Adolor Corp. *...................       189,036
  26,051    Alkermes, Inc. *.................       437,657
  34,400    Amylin Pharmaceuticals, Inc. *...     1,196,775
   8,300    AtheroGenics, Inc. *.............       133,049
   3,700    Bioenvision, Inc. *..............        29,711
   3,700    Cubist Pharmaceuticals, Inc. *...        79,698
   6,600    CV Therapeutics, Inc. *..........       176,550
  10,800    Dendreon Corp. *.................        72,468
  18,900    DepoMed, Inc. *..................       122,472
  24,511    Discovery Laboratories, Inc. *...       158,096

 SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCK, DRUGS & PHARMACEUTICALS continued
   8,700    DOV Pharmaceutical, Inc. *.......  $    147,726
   3,800    DUSA Pharmaceuticals, Inc. *.....        40,280
  12,100    Enzo Biochem, Inc. *.............       185,856
   2,204    Epix Pharmaceuticals, Inc. *.....        16,971
   1,400    Guilford Pharmaceuticals,
              Inc. *.........................         5,110
  10,054    ImmunoGen, Inc. *................        73,796
   5,800    Indevus Pharmaceuticals,
              Inc. *.........................        16,704
   2,178    InKine Pharmaceutical Company,
              Inc. *.........................         7,950
  13,800    Inspire Pharmaceuticals,
              Inc. *.........................       104,880
   6,300    Isis Pharmaceuticals, Inc. *.....        31,815
  13,482    Martek Biosciences Corp. *.......       473,623
   4,900    Medicis Pharmaceutical Corp.,
              Class A........................       159,544
  13,100    Myriad Genetics, Inc. *..........       286,366
   4,380    Nektar Therapeutics *............        74,241
   3,400    Neose Technologies, Inc. *.......         7,990
  11,035    Neurogen Corp. *.................        75,921
   3,000    NitroMed, Inc. *.................        54,000
  10,100    NPS Pharmaceuticals, Inc. *......       102,111
   6,200    OrthoLogic Corp. *...............        23,746
     800    OXiGENE, Inc. *..................         4,216
  12,000    Pain Therapeutics, Inc. *........        75,480
   6,300    Par Pharmaceutical Cos.,
              Inc. *.........................       167,706
   9,335    Penwest Pharmaceuticals Co. *....       163,643
   4,900    Pharmacyclics, Inc. *............        44,198
   7,100    Pharmion Corp. *.................       154,851
   6,500    POZEN, Inc. *....................        71,435
  22,700    Protein Design Labs, Inc. *......       635,599
   1,900    Santarus, Inc. *.................        11,799
  19,273    SciClone Pharmaceuticals,
              Inc. *.........................       108,700
  12,900    The Medicines Co. *..............       296,829
  21,900    Vertex Pharmaceuticals, Inc. *...       489,465
   5,300    ZymoGenetics, Inc. *.............        87,450
                                               ------------
                                                  6,795,513
                                               ------------
            ELECTRIC UTILITIES -- 0.3%
   7,540    ALLETE, Inc. ....................       345,407
   1,600    DTE Energy Co. ..................        73,376
     400    Environmental Power Corp. *......         3,180
       5    Otter Tail Corp. ................           155
                                               ------------
                                                    422,118
                                               ------------
            FINANCIAL INVESTMENTS -- 1.1%
   4,200    Acacia Research -- Acacia
              Technologies *.................        25,788
   5,000    Digital Theater Systems,
              Inc. *.........................        84,200
   1,300    Hanover Compressor Co. *.........        18,018
  11,900    InterDigital Communications
              Corp. *........................       233,716
  30,700    Marvel Entertainment, Inc. *.....       548,609
  28,470    United Rentals, Inc. *...........       561,144
                                               ------------
                                                  1,471,475
                                               ------------
            FOREST PRODUCTS & PAPER -- 2.3%
   8,100    Bowater, Inc. ...................       228,987
   8,222    Caraustar Industries, Inc. *.....        90,278
  39,800    Graphic Packaging Corp. *........       111,440

Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

 SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCK, FOREST PRODUCTS & PAPER continued
  17,040    Longview Fibre Co. ..............  $    332,110
  12,930    Louisiana-Pacific Corp. .........       358,032
   7,818    Pope & Talbot, Inc. .............        79,822
   9,500    Sealed Air Corp. *...............       450,870
  55,600    Smurfit-Stone Container
              Corp. *........................       576,016
  17,500    Temple-Inland, Inc. .............       714,874
   4,000    Trex Co., Inc. *.................        96,000
                                               ------------
                                                  3,038,429
                                               ------------
            FURNITURE & HOUSEHOLD ITEMS -- 2.1%
  21,800    Alliance Gaming Corp. *..........       236,530
   2,800    Constar International, Inc. *....         5,656
   3,320    Jacuzzi Brands, Inc. *...........        26,759
  11,300    Kinetic Concepts, Inc. *.........       641,840
     700    Leapfrog Enterprises, Inc. *.....        10,339
  28,180    Mattel, Inc. ....................       470,042
  37,800    Pactiv Corp. *...................       662,257
   6,800    Rogers Corp. *...................       263,160
  10,600    Select Comfort Corp. *...........       211,788
     642    Shuffle Master, Inc. *...........        16,968
   6,900    Spartech Corp. ..................       134,826
   3,300    Virco Manufacturing Corp. *......        25,080
                                               ------------
                                                  2,705,245
                                               ------------
            GAS & OTHER PUBLIC UTILITIES -- 0.9%
  65,600    El Paso Corp. ...................       911,840
   9,083    Southern Union Co. *.............       234,073
      49    Stericycle, Inc. *...............         2,800
                                               ------------
                                                  1,148,713
                                               ------------
            GOVERNMENT AIRCRAFT & DEFENSE -- 0.6%
     100    Allied Defense Group, Inc. *.....  $      2,255
  23,600    Flir Systems, Inc. *.............       698,088
   2,900    Sirf Technology Holdings,
              Inc. *.........................        87,377
   5,300    Sturm, Ruger & Co., Inc. ........        48,760
                                               ------------
                                                    836,480
                                               ------------
            HEALTH CARE & HOSPITAL -- 1.2%
   2,204    America Service Group, Inc. *....        36,564
     490    AMERIGROUP Corp. *...............         9,369
  13,800    Array BioPharma, Inc. *..........        99,084
   2,500    Bio-Reference Labs, Inc. *.......        43,225
   3,465    Cardiac Science Corp. *..........        37,145
  14,700    Odyssey Healthcare, Inc. *.......       249,459
   3,500    Specialty Laboratories, Inc. *...        46,305
  10,900    Tenet Healthcare Corp. *.........       122,407
  33,281    VCA Antech, Inc. *...............       849,331
   5,300    VistaCare, Inc., Class A *.......        76,691
                                               ------------
                                                  1,569,580
                                               ------------
            INFORMATION & SERVICES -- 3.9%
   6,300    American Reprographics Co. *.....       107,730
   3,100    Arbinet-thexchange, Inc. *.......        22,320
  14,300    Certegy, Inc. ...................       572,286
  13,100    Corinthian Colleges, Inc. *......       173,837
     100    Cross Country Healthcare,
              Inc. *.........................         1,856
  14,730    deCODE genetics, Inc. *..........       123,585

 SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCK, INFORMATION & SERVICES, continued
  22,600    DeVry, Inc. *....................  $    430,530
  13,323    DiamondCluster International,
              Inc. *.........................       100,988
     700    Exact Sciences Corp. *...........         1,274
  28,300    Exelixis, Inc. *.................       217,061
  10,800    Hewitt Associates, Inc. *........       294,624
   1,800    Intersections, Inc. *............        21,510
   4,800    iPayment Holdings, Inc. *........       181,632
  32,980    Iron Mountain, Inc. *............     1,210,366
   6,300    NetRatings, Inc. *...............        95,886
  19,171    Nuvelo, Inc. *...................       184,042
   6,200    PDI, Inc. *......................        94,922
   8,700    PeopleSupport, Inc. *............        68,295
  15,672    Regeneron Pharmaceuticals,
              Inc. *.........................       148,727
   1,700    Strayer Education, Inc. .........       160,684
  15,900    Syntroleum Corp. *...............       231,504
  10,200    Tetra Tech, Inc. *...............       171,564
   2,200    Total System Services, Inc. .....        51,282
   3,100    Universal Technical Institute,
              Inc. *.........................       110,391
   9,560    Viad Corp. ......................       261,466
                                               ------------
                                                  5,038,362
                                               ------------
            INSTRUMENTS -- 5.4%
   4,900    Abaxis, Inc. *...................        63,945
     435    Adeza Biomedical Corp. *.........         7,573
  27,700    Align Technology, Inc. *.........       186,144
   5,000    Animas Corp. *...................        78,500
  46,380    Applera Corp. ...................     1,077,870
  15,250    Beckman Coulter, Inc. ...........       823,195
   3,400    Caliper Life Sciences, Inc. *....        23,902
  13,874    Cepheid, Inc. *..................       102,529
     129    Cholestech Corp. *...............         1,300
   5,042    Cognex Corp. ....................       151,613
  12,100    Conceptus, Inc. *................       140,360
   3,941    Conor Medsystems, Inc. *.........        92,614
   1,300    CryoLife, Inc. *.................         9,035
   4,363    CyberOptics, Inc. *..............        60,777
     500    Cytyc Corp. *....................        13,425
     300    Daxor Corp. *....................         4,566
   8,778    Dionex *.........................       476,207
   4,284    Faro Technologies, Inc. *........        83,495
   9,320    FEI Co. *........................       179,410
  14,202    FormFactor, Inc. *...............       324,090
   4,800    I-Flow Corp. *...................        65,808
      20    IDEXX Laboratories, Inc. *.......         1,338
   6,726    Illumina, Inc. *.................        86,160
  13,800    Input/Output, Inc. *.............       110,124
   8,856    Intermagnetics General Corp. *...       247,437
   5,500    IntraLase Corp. *................        80,905
      60    Kensey Nash Corp. *..............         1,840
  12,200    Luminex Corp. *..................       122,488
   3,500    Measurement Specialties,
              Inc. *.........................        74,200
   9,000    Merit Medical Systems, Inc. *....       159,660
   1,100    Micro Therapeutics, Inc. *.......         6,149
   2,200    North American Scientific,
              Inc. *.........................         5,786
   4,700    OSI Systems, Inc. *..............        74,260
   4,700    Photon Dynamics, Inc. *..........        90,005
   3,900    RAE Systems, Inc. *..............        13,416
  11,410    Regeneration Technologies,
              Inc. *.........................        93,220

Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

 SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCK, INSTRUMENTS continued
   4,100    STAAR Surgical Co. *.............  $     22,591
  11,800    ThermoGenesis Corp. *............        62,540
     100    TriPath Imaging, Inc. *..........           706
     690    Utah Medical Products, Inc. .....        16,843
  23,900    Varian Medical Systems, Inc. *...       944,288
     200    Varian, Inc. *...................         6,864
  16,480    Waters Corp. *...................       685,568
   7,200    Wright Medical Group, Inc. *.....       177,696
                                               ------------
                                                  7,050,442
                                               ------------
            INSURANCE -- 3.4%
   6,860    Brown & Brown, Inc. .............       340,873
  26,400    ChoicePoint, Inc. *..............     1,139,688
   4,940    Citizens, Inc. *.................        31,715
   1,800    CorVel Corp. *...................        43,128
  12,400    Hilb, Rogal & Hamilton Co. ......       462,768
  15,760    Jefferson-Pilot Corp. ...........       806,439
   5,200    Molina Healthcare, Inc. *........       129,948
   1,620    NDCHealth Corp. .................        30,650
  14,700    PMA Capital Corp., Class A *.....       129,066
  34,500    Willis Group Holdings Ltd. ......     1,295,476
                                               ------------
                                                  4,409,751
                                               ------------
            IT HARDWARE -- 4.8%
     100    Adaptec, Inc. *..................           383
  16,513    ADC Telecommunications, Inc. *...       377,487
  13,300    ADTRAN, Inc. ....................       418,950
   3,200    Advanced Energy Industries,
              Inc. *.........................        34,432
   4,200    Altera Corp. *...................        80,262
  17,500    AMIS Holdings, Inc. *............       207,550
   2,500    Atheros Communications *.........        24,400
  25,810    Avaya, Inc. *....................       265,843
   1,600    Avici Systems, Inc. *............         7,280
  37,100    Axcelis Technologies, Inc. *.....       193,662
   9,400    California Micro Devices
              Corp. *........................        72,568
   1,800    Cherokee International Corp. *...         6,300
   1,000    Color Kinetics, Inc. *...........        15,000
  49,100    Crown Castle International
              Corp. *........................     1,209,333
   7,000    Daktronics, Inc. ................       167,860
   2,900    Ditech Communications Corp. *....        19,546
   7,100    ESS Technology, Inc. *...........        25,205
  13,700    Foundry Networks, Inc. *.........       173,990
  13,520    Integrated Device Technology,
              Inc. *.........................       145,205
  10,500    Integrated Silicon Solution,
              Inc. *.........................        88,200
   6,200    Intervoice, Inc. *...............        55,862
   3,100    KEMET Corp. *....................        25,978
   8,200    Leadis Technology, Inc. *........        56,170
   1,700    LTX Corp. *......................         7,174
   3,100    Metalink Ltd. *..................        12,710
   3,100    Micrel, Inc. *...................        34,813
   2,200    Micro Linear Corp. *.............         8,800
   4,648    Microchip Technology, Inc. ......       139,998
   2,200    Molex, Inc. .....................        58,696
   1,870    Nam Tai Electronics, Inc. .......        47,554
   1,500    O2Micro International Ltd. *.....        23,610
  30,000    PMC-Sierra, Inc. *...............       264,300
   7,685    Power Integrations, Inc. *.......       167,149

 SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCK, IT HARDWARE continued
   2,500    Power-One, Inc. *................        13,850
     700    Radyne ComStream, Inc. *.........         7,427
  13,100    Rambus, Inc. *...................       158,510
   2,100    Semtech Corp. *..................        34,587
   9,700    Synaptics, Inc. *................       182,360
  46,000    Teradyne, Inc. *.................       759,000
  17,729    Tessera Technologies, Inc. *.....       530,274
   6,600    Universal Display Corp. *........        73,590
   4,900    Vicor Corp. .....................        74,235
   4,500    Vitesse Semiconductor Corp. *....         8,460
   4,300    Vyyo, Inc. *.....................        16,555
                                               ------------
                                                  6,295,118
                                               ------------
            LAND & WATER TRANSPORTATION -- 1.6%
  23,870    Expeditors International of
              Washington, Inc. ..............  $  1,355,339
  18,600    Heartland Express, Inc. .........       378,324
   8,020    Kansas City Southern *...........       186,946
   9,210    Quality Distribution, Inc. *.....        73,588
  11,100    Sirva, Inc. *....................        82,806
     500    Universal Truckload Services,
              Inc. *.........................         9,290
                                               ------------
                                                  2,086,293
                                               ------------
            MAINFRAME & MINICOMPUTERS -- 0.4%
   5,700    Omnicell, Inc. *.................        55,461
  15,100    Palm, Inc. *.....................       427,783
                                               ------------
                                                    483,244
                                               ------------
            METAL PRODUCTS & MACHINERY -- 2.9%
  16,200    Ball Corp. ......................       595,188
   8,600    Bucyrus International, Inc.,
              Class A........................       422,518
  11,000    Donaldson Co., Inc. .............       335,830
   2,000    Environmental Tectonics
              Corp. *........................        10,320
   1,680    Fedders Corp. ...................         3,595
  12,960    Federal Signal Corp. ............       221,486
  16,600    Global Power Equipment Group,
              Inc. *.........................       118,358
  36,900    GrafTech International Ltd. *....       200,367
   8,218    Littlefuse, Inc. *...............       231,172
      94    Maxwell Technologies, Inc. *.....         1,327
      70    Middleby Corp. *.................         5,075
   1,870    NL Industries, Inc. .............        35,137
  18,800    Plug Power, Inc. *...............       127,840
  15,210    Spectrum Brands, Inc. *..........       358,196
   7,000    Ultralife Batteries, Inc. *......        90,440
  26,956    Zebra Technologies Corp., Class
              A *............................     1,053,711
                                               ------------
                                                  3,810,560
                                               ------------
            MISCELLANEOUS FINANCE -- 1.7%
   6,500    Calamos Asset Management, Inc.,
              Class A........................       160,420
   6,900    CKX, Inc. *......................        86,733
   8,898    eSPEED, Inc., Class A *..........        67,447
   7,400    First Albany Cos, Inc. ..........        48,100
  74,462    Janus Capital Group, Inc. .......     1,075,976
     851    Jefferies Group, Inc. ...........        37,061
  44,400    Knight Capital Group, Inc., Class
              A *............................       368,964
   9,458    optionsXpress Holdings, Inc. ....       180,080

Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

 SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCK, MISCELLANEOUS FINANCE continued
   1,305    W.P. Stewart & Co., Ltd. ........  $     29,128
  11,200    Waddell & Reed Financial, Inc.,
              Class A........................       216,832
     200    Westwood Holdings Group, Inc. ...         3,680
                                               ------------
                                                  2,274,421
                                               ------------
            OIL & COAL RESOURCES -- 0.2%
  13,800    Exploration Co. of Delaware *....        99,360
   5,720    FX Energy, Inc. *................        68,468
   5,500    Infinity, Inc. *.................        44,825
                                               ------------
                                                    212,653
                                               ------------
            OIL DISTRIBUTION -- 0.3%
   9,400    Cheniere Energy, Inc. *..........       388,784
                                               ------------
            PHOTO-OPTICAL, MICROS & OFFICE
              MACHINERY -- 1.3%
  11,900    Avid Technology, Inc. *..........       492,661
   1,660    Diebold, Inc. ...................        57,204
  20,700    Dot Hill Systems Corp. *.........       139,311
  13,988    Echelon Corp. *..................       128,829
      59    Electronics for Imaging,
              Inc. *.........................         1,353
   7,900    Immersion Corp. *................        55,379
   6,900    Interlink Electronics, Inc. *....        37,122
   5,200    Metrologic Instruments, Inc. *...        94,588
      57    Mobility Electronics, Inc. *.....           608
   6,764    Network Appliance, Inc. *........       160,577
   6,800    Overland Storage, Inc. *.........        55,420
     637    SCM Microsystems, Inc. *.........         1,726
  37,250    Symbol Technologies, Inc. .......       360,580
   9,100    X-Rite, Inc. ....................       112,840
                                               ------------
                                                  1,698,198
                                               ------------
            PUBLISHING, BROADCASTING & CINEMA -- 3.0%
      31    aQquantive, Inc. *...............  $        624
   1,900    Dow Jones & Co., Inc. ...........        72,561
  16,700    DreamWorks Animation SKG, Inc.,
              Class A *......................       461,922
  11,900    E.W. Scripps Co., Class A........       594,643
   1,300    Fisher Communications, Inc. *....        60,528
     100    Journal Communications, Inc.,
              Class A........................         1,490
  17,000    Journal Register Co. ............       275,060
  10,000    Knight-Ridder, Inc. .............       586,800
  13,020    Nexstar Broadcasting Group, Inc.,
              Class A *......................        74,214
  19,630    Pixar *..........................       873,731
  10,400    R. H. Donnelley Corp. *..........       657,904
     900    Saga Communications, Inc., Class
              A *............................        11,970
  12,100    Sinclair Broadcast Group, Inc.,
              Class A........................       107,327
   9,300    Spanish Broadcasting System,
              Inc., Class A *................        66,774
   3,800    Young Broadcasting, Inc.,
              Class A *......................        13,262
                                               ------------
                                                  3,858,810
                                               ------------

 SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCK continued
            REAL ESTATE DEVELOPMENT -- 0.6%
  18,800    Forest City Enterprises, Inc.,
              Class A........................       716,280
   2,900    Reading International, Inc. *....        23,113
   1,400    Tejon Ranch Co. *................        65,800
   1,220    Wellsford Real Properties,
              Inc. *.........................        23,180
                                               ------------
                                                    828,373
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS -- 10.1%
  18,600    Arden Realty, Inc. ..............       765,762
  16,170    Avalonbay Communities, Inc. .....     1,385,768
  12,050    BRE Properties, Inc., Class A....       536,225
  19,000    CenterPoint Properties Trust.....       851,200
  12,500    Duke Realty Corp. ...............       423,500
   6,200    Equity Lifestyle Properties,
              Inc. ..........................       279,000
   9,800    Federal Realty Investment
              Trust..........................       597,114
   5,500    First Industrial Realty Trust,
              Inc. ..........................       220,275
  19,900    General Growth Properties,
              Inc. ..........................       894,107
  11,880    Glenborough Realty Trust,
              Inc. ..........................       228,096
  15,400    Glimcher Realty Trust............       376,838
  22,600    Health Care Property Investors,
              Inc. ..........................       609,974
     950    Health Care REIT, Inc. ..........        35,236
  25,200    Plum Creek Timber Co. ...........       955,332
   8,670    Post Properties, Inc. ...........       322,958
   4,140    Realty Income Corp. .............        98,987
  17,490    Shurgard Storage Centers, Inc.,
              Class A........................       977,165
  11,100    Tanger Factory Outlet Centers,
              Inc. ..........................       308,691
   9,700    The Macerich Co. ................       629,918
  17,370    The Mills Corp. .................       956,740
     900    Town & Country Trust.............        26,118
  39,200    United Dominion Realty Trust,
              Inc. ..........................       929,040
   8,600    Ventas, Inc. ....................       276,920
  10,096    Washington Real Estate Investment
              Trust..........................       314,087
                                               ------------
                                                 12,999,051
                                               ------------
            RESTAURANTS, HOTELS & THEATERS -- 2.2%
   9,319    Applebee's International,
              Inc. ..........................       192,810
  26,600    Blockbuster, Inc., Class A.......       126,350
   4,600    Buca, Inc. *.....................        27,922
     457    Churchill Downs, Inc. ...........        16,141
   3,700    Krispy Kreme Doughnuts, Inc. *...        23,162
   4,200    Las Vegas Sands Corp. *..........       138,222
   8,800    Magna Entertainment Corp., Class
              A *............................        58,608
  10,200    MTR Gaming Group, Inc. *.........        81,702
   5,600    Multimedia Games, Inc. *.........        54,376
   1,600    Nevada Gold & Casinos, Inc. *....        18,016
  16,800    Ruby Tuesday, Inc. ..............       365,568
      36    Scientific Games Corp.,
              Class A *......................         1,116
   8,340    Six Flags, Inc. *................        59,965
  17,835    The Cheesecake Factory, Inc. *...       557,165
  21,875    Westwood One, Inc. ..............       435,094
  14,900    Wynn Resorts Ltd. *..............       672,735
                                               ------------
                                                  2,828,952
                                               ------------

Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

 SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCK continued
            RETAIL -- 5.9%
  12,000    99 Cents Only Stores *...........  $    111,000
  33,300    Carmax, Inc. *...................     1,041,291
      43    Casual Male Retail Group,
              Inc. *.........................           296
     300    CDW Corp. .......................        17,676
   1,577    Celebrate Express, Inc. *........        22,062
       7    Charlotte Russe Holding,
              Inc. *.........................            93
  10,900    Christopher & Banks Corp. .......       151,183
   3,852    Design Within Reach, Inc. *......        34,784
  12,900    Dick's Sporting Goods, Inc. *....       388,419
  16,900    Family Dollar Stores, Inc. ......       335,803
  10,098    Fastenal Co. ....................       616,887
   1,400    Gaiam, Inc. *....................        14,448
  12,682    Hot Topic, Inc. *................       194,796
     295    Mothers Work, Inc. *.............         2,950
   8,685    Pathmark Stores, Inc. *..........        97,880
   9,885    PETCO Animal Supplies, Inc. *....       209,167
  26,500    PETsMART, Inc. ..................       577,170
  35,600    Pier 1 Imports, Inc. ............       401,212
   4,500    Priceline.com, Inc. *............        86,940
  12,029    PriceSmart, Inc. *...............       102,247
  22,200    RadioShack Corp. ................       550,560
  13,700    Ross Stores, Inc. ...............       324,690
   4,800    The Bombay Co., Inc. *...........        21,168
  33,200    Tiffany & Co. ...................     1,320,363
   4,994    ValueVision Media, Inc., Class
              A *............................        56,682
      29    West Marine, Inc. *..............           429
   3,025    Whitehall Jewellers, Inc. *......         5,112
   7,800    Whole Foods Market, Inc. ........     1,048,709
                                               ------------
                                                  7,734,017
                                               ------------
            SOAPS & COSMETICS -- 0.6%
  13,880    Clorox Co. ......................       770,895
                                               ------------
            SOFTWARE -- 7.0%
   3,900    Accelrys, Inc. *.................        26,364
  10,354    ActivCard Corp. *................        44,833
   3,100    Altiris, Inc. *..................        47,399
   8,300    BEA Systems, Inc. *..............        74,534
   8,000    Blackboard, Inc. *...............       200,080
   9,200    Cogent, Inc. *...................       218,500
   4,700    Corillian Corp. *................        15,040
   7,000    CoStar Group, Inc. *.............       327,040
  11,409    CSG Systems International,
              Inc. *.........................       247,689
   8,042    Digimarc Corp. *.................        54,525
   8,200    eCollege.com, Inc. *.............       121,852
  19,600    eResearch Technology, Inc. *.....       278,124
   2,520    GTECH Holdings Corp. ............        80,791
   7,440    Harris Interactive, Inc. *.......        31,769
  14,200    Identix, Inc. *..................        66,740
   1,700    Jamdat Mobile, Inc. *............        35,700
   2,000    Kanbay International, Inc. *.....        37,600
   8,649    Kronos, Inc. *...................       386,091
   1,700    Manhattan Associates, Inc. *.....        39,440
   7,920    Mercury Interactive Corp. *......       313,632
   3,200    MicroStrategy, Inc., Class A *...       224,928

 SHARES                                           VALUE
-----------------------------------------------------------
            COMMON STOCK, SOFTWARE continued
   4,250    Mobius Management Systems,
              Inc. *.........................        22,313
  23,228    National Instruments Corp. ......       572,338
  27,300    NAVTEQ Corp. *...................     1,363,634
   3,650    Neoforma, Inc. *.................        31,135
   4,400    NIC, Inc. *......................        28,820
 143,420    Novell, Inc. *...................     1,068,479
   8,000    Open Solutions, Inc. *...........       174,560
   6,060    OPNET Technologies, Inc. *.......        51,025
   6,480    Opsware, Inc. *..................        33,631
   9,500    Phase Forward, Inc. *............       103,835
   1,300    PlanetOut, Inc. *................        10,972
   3,700    PLATO Learning, Inc. *...........        28,157
   6,900    PortalPlayer, Inc. *.............       189,267
  40,652    Red Hat, Inc. *..................       861,416
     400    Renaissance Learning, Inc. ......         7,120
   2,400    Selectica, Inc. *................         7,704
   5,600    SM&A *...........................        49,336
   6,200    Sohu.com, Inc. *.................       106,206
   6,780    Sonic Solutions *................       145,770
   5,200    SupportSoft, Inc. *..............        26,208
  20,800    Synopsys, Inc. *.................       393,120
  28,773    Take-Two Interactive Software,
              Inc. *.........................       635,596
      14    Transaction Systems Architects,
              Inc. *.........................           390
  44,700    Unisys Corp. *...................       296,808
     100    Verint Systems, Inc. *...........         4,094
                                               ------------
                                                  9,084,605
                                               ------------
            TEXTILES & APPAREL -- 0.9%
  16,200    Cintas Corp. ....................  $    665,010
   4,300    Columbia Sportswear Co. *........       199,520
  11,500    Kellwood Co. ....................       297,275
                                               ------------
                                                  1,161,805
                                               ------------
            WHOLESALE -- 2.7%
   2,600    Action Performance Companies,
              Inc. ..........................        32,500
   7,400    Advanced Medical Optics,
              Inc. *.........................       280,830
   5,400    Cantel Medical Corp. *...........       113,616
  28,900    OfficeMax, Inc. .................       915,263
   3,700    Owens & Minor, Inc. .............       108,595
  27,658    Patterson Cos., Inc. *...........     1,107,150
   2,300    ScanSource, Inc. *...............       112,102
  22,400    Tech Data Corp. *................       822,304
                                               ------------
                                                  3,492,360
                                               ------------
            TOTAL SECURITIES SOLD SHORT
              (PROCEEDS $118,256,590) --
              92.3%..........................  $120,385,812
                                               ============

---------------

Percentages noted above are based on net assets as of September 30, 2005.

* Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Laudus Variable Insurance Trust
            --------------------------------------------------------------------

By (Signature and Title)     /s/ Daniel Kern
                        --------------------------------------------------------
                             Daniel Kern, CFO

Date  November 28, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title      /s/ Daniel Kern
                       ---------------------------------------------------------
                             Daniel Kern, CFO

Date  November 28, 2005

By (Signature and Title)     /s/ Jana D. Thompson
                        --------------------------------------------------------
                             Jana D. Thompson, President

Date  November 28, 2005